[GRAPHICS OMITTED]


                         ARMADA FUNDS 2001 ANNUAL REPORT


                               MONEY MARKET FUNDS


                           [ARMADA FUNDS LOGO OMITTED]

                                  ARMADA FUNDS
                          ANNUAL REPORT -- MAY 31, 2001



ARMADA MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL
   MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND
TAX EXEMPT MONEYMARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND

ARMADA ALSO OFFERS
   THE FOLLOWING EQUITY,
   ASSET ALLOCATION, FIXED INCOME
   AND TAX FREE BOND FUNDS

CORE EQUITY FUND
EQUITY GROWTH FUND
EQUITY INDEX FUND
INTERNATIONAL EQUITY FUND
LARGE CAP ULTRA FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
TAX MANAGED EQUITY FUND
AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
BOND FUND GNMA FUND
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
U.S. GOVERNMENT INCOME FUND
MICHIGAN MUNICIPAL BOND FUND
NATIONAL TAX EXEMPT BOND FUND
OHIO TAX EXEMPT BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND



Chairman's Message .....................................................   1
Economic and Market Overview ...........................................   2
Financial Highlights ...................................................   4
Statements of Net Assets ...............................................   6
Statements of Operations ...............................................  30
Statements of Changes in Net Assets ....................................  32
Notes to Financial Statements ..........................................  35
Report of Independent Auditors .........................................  40
Notice to Shareholders .................................................  41

----------------------------------------------------------------------------
NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE
----------------------------------------------------------------------------
   National City Investment Management Company (IMC) serves as investment adviser to Armada Funds, for which it receives an investment advisory fee. Armada Funds are distributed by SEI Investments Distribution Company (SIDC), Oaks, PA 19456. SIDC is not affiliated with IMC and is not a bank. Mutual funds involve risk including possible loss of principal. For more complete information about Armada Funds, including charges and expenses, please contact your investment professional, or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money.

   AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                             CHAIRMAN'S MESSAGE

-------------------------------------------------------------------------------

JULY 12, 2001

DEAR SHAREHOLDERS:

   During the 12-month period ending May 31, investors have seen evidence of a slowing economy - rising energy prices, growing unemployment and faltering technology stocks. The period highlights the benefits of maintaining a well-diversified portfolio. By investing across several different asset sectors, an investor can seek to limit exposure to losses while seeking to take advantage of gains.

   During this period, total assets of the Fund complex (including the former Parkstone Group of Funds) grew by $1 billion to $16.9 billion. Assets in the money market funds increased 20% to $9.45 billion. Assets in the equity, asset allocation, fixed income, and tax free bond funds decreased 8% primarily because of the market decline.

ADDITIONS TO THE FUND FAMILY

   Once again, we have expanded Armada's investment offerings. In March, the Aggressive Allocation Fund and the Conservative Allocation Fund were added to expand the Asset Allocation offerings of the Fund Family. With these new investment options, shareholders will find it easier to develop a well-diversified portfolio.

   The name of the Armada Equity Income Fund has been changed to Armada Large Cap Value Fund to reflect a change in its investment objective. The portfolio management team is now able to fully execute its value investment strategy (as used with the Armada Small Cap Value Fund) with the Large Cap Value Fund.

   The following pages of this report provide important information on your investment(s) and other funds offered through the fund family. I encourage you to review them to help you stay informed about your investments.

   If you have additional questions regarding the Armada Funds, please contact your financial advisor, an Investor Services Representative at 1-800-622-FUND
(3863) or visit our web site at WWW.ARMADAFUNDS.COM.


Sincerely,
/s/Robert D. Neary

Robert D. Neary
Chairman

                                                                [logo omitted]

ECONOMIC AND MARKET OVERVIEW

-------------------------------------------------------------------------------

DEAR INVESTOR:

   What a difference a year can make. From an unimaginable 7.3% annualized growth rate in the first quarter of 2000, gross domestic product (GDP) growth fell rapidly and steeply and plummeted to 1.2% for the first three months of 2001. For calendar year 2001, GDP is expected to climb a modest 1%.

   A number of factors conspired to slam the brakes on U.S. economic growth. For starters, the aggressive tightening moves by the Fed and other central banks in 1999 and early 2000 finally dried up some of the excess liquidity in the equity and bond markets. At the same time, skyrocketing energy prices eroded corporate profits and consumer disposable income. Moreover, corporate technology spending--the most significant driver of the expansion--came to a virtual standstill. Within just a few months, Y2K-related investing ended, free-spending dot-com companies began to close their doors (virtual and otherwise), and a wave of consolidations and bankruptcies swept the communications services sector.

   Signs of the slowdown can be felt in nearly every corner of the economy and perhaps nowhere as much as in the manufacturing sector. At the end of May, industrial production had declined for the seventh consecutive month. The nation's overall unemployment figures jumped 15% year-over-year to 4.5%, and that number is likely to climb further still.

   Clearly, these have not been the best of times. Still, National City Investment Management Company (IMC) does not believe that a recession (as defined by two consecutive quarters of a decline in GDP) is on the horizon. For that, we can thank U.S. consumers and the Federal Reserve Board's aggressive monetary policy. Consumers kept the economy on track during a difficult period as retail sales continued to advance during the second quarter of 2001. Consumer confidence and the index of leading economic indicators appear to have stabilized.

   As for the Fed, it completely wiped out its previous cycle of tightenings and lowered short-term interest rates 50 basis points (1/2 of a percentage point) five separate times during the first five months of 2001 and most recently by an additional 25 basis points. By their actions, Mr. Greenspan and Company have made it clear that they are prepared to take whatever steps are necessary to re-ignite growth. As a result of these efforts, we expect to see signs of a genuine recovery in 2002.

   Other factors will contribute to this scenario, including passage of President Bush's record $1.35 trillion tax cut. While many pieces of the plan will take effect gradually over the next 10 years, every U.S. taxpayer who paid Federal income taxes will receive a rebate on their 2000 tax bill no later than this autumn. Energy prices are also likely to stabilize after their dizzying climb. OPEC, for example, has indicated that it will likely raise oil production to keep prices from spiking above current levels.

VALUE STOCKS CORRECT A DECADE OF UNDERPERFORMANCE

   The dramatic slowdown in the economy has certainly taken its toll on the U.S. equity markets. The S&P 500 Composite Index, a leading large cap indicator, fell 10.55% for the 12 months ended May 31, 2001. These numbers belie the fact that growth-oriented equities, particularly technology and telecom stocks, accounted for nearly all of the market's decline. Boasting the loftiest valuations, these sectors were punished most severely as earnings shortfalls and inventory backlogs mounted. Tech sector prices dropped 46%, and the tech-heavy Nasdaq Composite Index finished the period 58% off the all-time high it had reached only 14 months earlier. On May 31, communications equipment manufacturer Cisco Systems--the tech boom's poster child--closed 76% off the 52-week high it had reached in July 2000.

   As we had forecasted, many value sectors actually performed strongly during this period as investors sought shelter in long-ignored old-economy stocks. Value stocks actually made up for a decade of underperformance versus their growth counterparts during the past 12 months. While the S&P 500/BARRA Growth Index plunged 25.97%, the S&P 500/BARRA Value Index climbed 7.13%. Stock prices in the transportation sector soared 33.39%, utilities jumped 24.23%, and basic materials rose 11%. Small cap performance roughly mirrored that of the large cap universe. The Russell 2000 Growth Index finished the past 12 months down 15.74%, while the Russell 2000 Value Index returned 29.42%.

   Will value continue to enjoy the upper hand versus growth? Frankly, we're rather neutral on this question. However, we believe that cyclical stocks--be they in traditional growth- or value-oriented sectors--are poised to outperform noncyclicals. Retail, basic materials, capital goods, and transportation stocks should be among the chief beneficiaries of the Fed's easing. Despite its cyclical bent, we do not expect to see signs of a genuine recovery in technology for at least six

                                                   ECONOMIC AND MARKET OVERVIEW
                                                   (CONTINUED

-------------------------------------------------------------------------------

   months. The Nasdaq Composite's 29% rise from April 4 through May 31 was welcome, but that gain is more likely a sign that tech prices have gotten ahead of the tough conditions many such companies still face.

   Additionally, we expect to see a significant divergence in the performance of small caps and large caps. Given their lower relative valuations and higher forecasted earnings growth, we believe that small cap stocks are poised to outperform their growth counterparts for the foreseeable future. Small caps also tend to perform better in the early part of a rate cut cycle as investors willingly add more risk to their portfolios.

CORPORATE BONDS STAGE A COMEBACK

   Bond investors had reason to celebrate during the past year. With the Lehman Aggregate Bond Index returning 13.11% for the 12 months ended May 31, the bond market outperformed stocks by the widest margin in more than two decades. In the Treasury market, the Fed's actions in lowering interest rates sent prices on the short end of the yield curve soaring, since the yield on the three-month Treasury bill (which moves in the opposite direction of its price) fell 2.28% from January 1. The long end of the curve did not fare quite as well. Despite the U.S. Treasury's continued debt buyback, longer-maturity issues have had to contend with the higher yield offered by corporate bonds and with concern about the potentially inflationary effect of the current rate cuts.

   As we had expected, corporate bonds staged a major comeback during the second half of the reporting period. After dramatically underperforming Treasuries in 2000, prices for corporates of every credit quality soared as the rate cuts sent liquidity back to the non-government--or spread--sectors of the bond market. Investment-grade corporate bonds outperformed equivalent duration Treasuries bY 275 basis points from January through May.

   Given their gains, we are less positive on corporates going forward. The sector's massive exposure to credit risk--witness Lucent Technologies' downgrade to double-B-plus on June 13--means that industry and security selection will remain key. In addition, the sector will face a flood of new issues over the next few months. We prefer more exposure to the mortgage-backed sector, which should benefit from the end of the recent refinancing cycle and which remains a safer place for credit risk exposure.

THE EURO TREADS WATER; JAPAN STRUGGLES

   Across the Atlantic, Europe's GDP growth surpassed that of the United States for the first time in a decade. However, the high cost of energy and raw materials continued to exact a stiff toll because of the region's reliance on a manufacturing base. With worldwide energy prices denominated in dollars, Europe also was negatively impacted by the euro's anemic performance versus the dollar. Throughout the past 12 months, the euro traded in a range of 82.65 cents to
96.48 cents versus the dollar. It closed at 84.8 cents on May 31, and parity is a long way off. As a result, the euro currency zone's core inflation rate has risen to 3.1%, far above the European Central Bank's (ECB) 2% target. Moreover, that number will likely climb further. With growth in Europe slowing, the ECB went back on its promise to hold interest rates steady and in May eased 25 basis points to 4 1/4%.

   Despite current challenges, we remain very constructive on the euro zone's long-term prospects. They are liberalizing markets and reducing capital gains taxes, albeit at a relatively slow pace. We've also witnessed clear signs of an emerging shareholder culture, which should help drive accountability and improve shareholder value. We also believe that the euro is unlikely to continue trading at its current low levels over the long term. Eventual lower energy prices will allow inflation in Europe to recede and make it easier for the ECB to ease further. Newfound liquidity in Europe's financial markets should then drive the demand for euro-denominated assets, leading the currency to appreciate significantly against the dollar.

   Our outlook for Japan is far less optimistic. True, the election of a reform-minded prime minister has brought hope that genuine structural reforms may be on the horizon. As a result, the Nikkei Index and TOPIX have been among the best-performing major market averages since March. Still, Japan's banking system requires massive reform, and the country's debt as a percentage of national economic output remains the world's largest among developed countries. In addition, Moody's Investors Service lowered the country's credit rating in September to double-A. Until the pace of reform quickens and Japanese consumers increase spending on a meaningful basis, Japan's economy will remain firmly in the doldrums.

Sincerely,

/s/Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                  NET ASSET                         DIVIDENDS
                   VALUE,          NET              FROM NET              NET ASSET                              NET ASSETS
                  BEGINNING    INVESTMENT          INVESTMENT            VALUE, END             TOTAL              END OF
                  OF PERIOD      INCOME              INCOME               OF PERIOD            RETURN+          PERIOD (000)
--------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
  CLASS I
  2001                $1.00         $0.06              $(0.06)               $1.00              5.88%            $1,557,596
  2000                 1.00          0.05               (0.05)                1.00              5.30                947,831
  1999                 1.00          0.05               (0.05)                1.00              4.86              1,094,979
  1998                 1.00          0.05               (0.05)                1.00              5.30              1,137,078
  1997                 1.00          0.05               (0.05)                1.00              5.15                811,662

  CLASS A
  2001                $1.00         $0.06              $(0.06)               $1.00              5.67%            $  650,803
  2000                 1.00          0.05               (0.05)                1.00              5.14                521,688
  1999                 1.00          0.05               (0.05)                1.00              4.70                565,095
  1998                 1.00          0.05               (0.05)                1.00              5.17                247,281
  1997                 1.00          0.05               (0.05)                1.00              5.04                159,129
------------------
MONEY MARKET FUND
------------------
  CLASS I
  2001                $1.00         $0.06              $(0.06)               $1.00              5.96%            $3,342,689
  2000                 1.00          0.05               (0.05)                1.00              5.41              2,342,230
  1999                 1.00          0.05               (0.05)                1.00              4.96              2,133,839
  1998                 1.00          0.05               (0.05)                1.00              5.39              1,911,689
  1997                 1.00          0.05               (0.05)                1.00              5.19              1,943,021

  CLASS A
  2001                $1.00         $0.06              $(0.06)               $1.00              5.74%            $2,030,360
  2000                 1.00          0.05               (0.05)                1.00              5.25              1,717,661
  1999                 1.00          0.05               (0.05)                1.00              4.82              1,360,644
  1998                 1.00          0.05               (0.05)                1.00              5.26                696,893
  1997                 1.00          0.05               (0.05)                1.00              5.09                346,172

  CLASS B
  2001                $1.00         $0.05              $(0.05)               $1.00              4.96%            $      970
  2000                 1.00          0.04               (0.04)                1.00              4.50                    249
  1999                 1.00          0.04               (0.04)                1.00              4.21                     27
  1998(1)              1.00          0.02               (0.02)                1.00              1.91                      5

  CLASS C
  2001(2)             $1.00         $0.02              $(0.02)               $1.00              2.43%            $       39

--------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------
  CLASS I
  2001                $1.00         $0.04              $(0.04)               $1.00              3.71%            $  176,937
  2000                 1.00          0.03               (0.03)                1.00              3.28                129,475
  1999(3)              1.00          0.02               (0.02)                1.00              2.01                 99,342

  CLASS A
  2001                $1.00         $0.03              $(0.03)               $1.00              3.55%            $   48,771
  2000                 1.00          0.03               (0.03)                1.00              3.13                 29,458
  1999(4)              1.00          0.02               (0.02)                1.00              1.50                 11,019



                                                            RATIO            RATIO OF
                                        RATIO OF NET      OF EXPENSES      NET INVESTMENT
                       RATIO OF        INVESTMENT        TO AVERAGE      INCOME TO AVERAGE
                       EXPENSES          INCOME          NET ASSETS         NET ASSETS
                      TO AVERAGE       TO AVERAGE        (EXCLUDING         (EXCLUDING
                      NET ASSETS       NET ASSETS         WAIVERS)           WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
  CLASS I
  2001                  0.37%             5.62%             0.52%             5.47%
  2000                  0.39              5.14              0.55              4.98
  1999                  0.42              4.76              0.52              4.66
  1998                  0.40              5.17              0.50              5.07
  1997                  0.36              5.03              0.46              4.93

  CLASS A
  2001                  0.57%             5.42%             0.72%             5.27%
  2000                  0.54              4.99              0.70              4.83
  1999                  0.57              4.61              0.67              4.51
  1998                  0.52              5.05              0.62              4.95
  1997                  0.47              4.93              0.57              4.83
------------------
MONEY MARKET FUND
------------------
  CLASS I
  2001                 0.38%             5.78%             0.53%             5.63%
  2000                 0.40              5.29              0.56              5.13
  1999                 0.42              4.82              0.52              4.72
  1998                 0.38              5.27              0.48              5.17
  1997                 0.37              5.07              0.47              4.97

  CLASS A
  2001                 0.58%             5.58%             0.73%             5.43%
  2000                 0.55              5.14              0.71              4.98
  1999                 0.56              4.68              0.66              4.58
  1998                 0.51              5.14              0.61              5.08
  1997                 0.47              4.97              0.57              4.87

  CLASS B
  2001                 1.33%             4.83%             1.43%             4.73%
  2000                 1.26              4.43              1.36              4.33
  1999                 1.27              3.97              1.37              3.87
  1998(1)              1.22              4.39              1.27              4.31

  CLASS C
  2001(2)              1.33%             4.62%             1.43%             4.52%

--------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------
  CLASS I
  2001                 0.33%             3.62%             0.58%             3.37%
  2000                 0.35              3.26              0.61              3.00
  1999(3)              0.35              2.77              0.55              2.57

  CLASS A
  2001                 0.48%             3.47%             0.73%             3.22%
  2000                 0.50              3.11              0.76              2.85
  1999(4)              0.50              2.62              0.70              2.42


 +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) MONEY MARKET FUND CLASS B COMMENCED OPERATIONS ON JANUARY 5, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) OHIO MUNICIPAL MONEY MARKET FUND CLASS I COMMENCED OPERATIONS ON SEPTEMBER 15, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN
    ANNUALIZED.
(4) OHIO MUNICIPAL MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN
    ANNUALIZED.

                             See Accompanying Notes


                                                                                                               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


               NET ASSET                         DIVIDENDS                                                               RATIO OF
                VALUE,             NET           FROM NET           NET ASSET                         NET ASSETS         EXPENSES
               BEGINNING       INVESTMENT       INVESTMENT         VALUE, END          TOTAL            END OF          TO AVERAGE
               OF PERIOD         INCOME           INCOME            OF PERIOD         RETURN+        PERIOD (000)       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------
  CLASS I
  2001             $1.00            $0.04           $(0.04)             $1.00          3.65%          $  99,711            0.35%
  2000              1.00             0.03            (0.03)              1.00          3.31              94,299            0.33
  1999              1.00             0.03            (0.03)              1.00          2.92              77,214            0.34
  1998              1.00             0.03            (0.03)              1.00          3.41              73,264            0.34
  1997(1)           1.00             0.03            (0.03)              1.00          3.26              60,876            0.41
  CLASS A
  2001             $1.00            $0.03           $(0.03)             $1.00          3.49%          $  63,372            0.50%
  2000              1.00             0.03            (0.03)              1.00          3.15              57,941            0.48
  1999              1.00             0.03            (0.03)              1.00          2.76              53,822            0.49
  1998              1.00             0.03            (0.03)              1.00          3.29              33,375            0.46
  1997(2)           1.00             0.02            (0.02)              1.00          2.34              20,830            0.46
----------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------
  CLASS I
  2001             $1.00            $0.04           $(0.04)             $1.00          3.67%           $565,973            0.28%
  2000              1.00             0.03            (0.03)              1.00          3.30             327,185            0.32
  1999              1.00             0.03            (0.03)              1.00          3.00             434,178            0.30
  1998              1.00             0.03            (0.03)              1.00          3.40             418,953            0.30
  1997              1.00             0.03            (0.03)              1.00          3.23             370,679            0.29
  CLASS A
  2001             $1.00            $0.03           $(0.03)             $1.00          3.52%           $252,955            0.43%
  2000              1.00             0.03            (0.03)              1.00          3.14             219,568            0.47
  1999              1.00             0.03            (0.03)              1.00          2.85             190,469            0.44
  1998              1.00             0.03            (0.03)              1.00          3.27             132,548            0.42
  1997              1.00             0.03            (0.03)              1.00          3.12              71,917            0.39
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
  CLASS I
  2001             $1.00            $0.05           $(0.05)             $1.00          5.39%           $365,605            0.43%
  2000              1.00             0.05            (0.05)              1.00          4.75             409,169            0.42
  1999              1.00             0.04            (0.04)              1.00          4.39             346,092            0.41
  1998              1.00             0.05            (0.05)              1.00          4.95             359,605            0.39
  1997              1.00             0.05            (0.05)              1.00          4.89             276,327            0.37
  CLASS A
  2001             $1.00            $0.05           $(0.05)             $1.00          5.17%          $  62,598            0.63%
  2000              1.00             0.04            (0.04)              1.00          4.59              79,713            0.57
  1999              1.00             0.04            (0.04)              1.00          4.23              83,020            0.55
  1998              1.00             0.05            (0.05)              1.00          4.82               7,222            0.51
  1997              1.00             0.05            (0.05)              1.00          4.79               5,680            0.47
-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------
  CLASS I
  2001             $1.00            $0.05           $(0.05)             $1.00          5.62%           $231,317            0.47%
  2000              1.00             0.05            (0.05)              1.00          4.90             227,447            0.56
  1999              1.00             0.05            (0.05)              1.00          4.61             269,534            0.58
  1998(3)           1.00             0.05            (0.05)              1.00          4.70             321,584            0.57
  1997(4)           1.00             0.05            (0.05)              1.00          4.93             324,377            0.57
  1996(4)           1.00             0.05            (0.05)              1.00          5.14             223,416            0.60
  CLASS A
  2001             $1.00            $0.05           $(0.05)             $1.00          5.39%         $      135            0.67%
  2000              1.00             0.05            (0.05)              1.00          4.80               1,835            0.66
  1999              1.00             0.04            (0.04)              1.00          4.51               9,161            0.67
  1998(3)           1.00             0.05            (0.05)              1.00          4.61             240,208            0.67
  1997(4)           1.00             0.05            (0.05)              1.00          4.82             176,006            0.67
  1996(4)           1.00             0.05            (0.05)              1.00          5.04             158,723            0.70



                                          RATIO            RATIO OF
                    RATIO OF NET       OF EXPENSES      NET INVESTMENT
                     INVESTMENT        TO AVERAGE      INCOME TO AVERAGE
                       INCOME          NET ASSETS         NET ASSETS
                     TO AVERAGE        (EXCLUDING         (EXCLUDING
                     NET ASSETS         WAIVERS)           WAIVERS)
------------------------------------------------------------------------
-----------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------
  CLASS I
  2001             3.61%             0.65%              3.31%
  2000             3.26              0.64               2.95
  1999             2.82              0.59               2.57
  1998             3.35              0.58               3.11
  1997(1)          3.20              0.74               2.87
  CLASS A
  2001             3.46%             0.80%              3.16%
  2000             3.11              0.79               2.80
  1999             2.67              0.74               2.42
  1998             3.23              0.71               2.98
  1997(2)          3.27              0.71               3.02
----------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------
  CLASS I
  2001             3.61%             0.53%              3.36%
  2000             3.24              0.58               2.98
  1999             2.92              0.50               2.72
  1998             3.32              0.50               3.12
  1997             3.18              0.49               2.98
  CLASS A
  2001             3.46%             0.68%              3.21%
  2000             3.09              0.73               2.83
  1999             2.78              0.64               2.58
  1998             3.20              0.62               3.00
  1997             3.08              0.59               2.88
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
  CLASS I
  2001             5.24%             0.53%              5.14%
  2000             4.65              0.53               4.54
  1999             4.35              0.46               4.30
  1998             4.84              0.44               4.79
  1997             4.79              0.42               4.74
  CLASS A
  2001             5.04%             0.73%              4.94%
  2000             4.50              0.68               4.39
  1999             4.21              0.60               4.16
  1998             4.71              0.56               4.66
  1997             4.68              0.52               4.63
-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------
  CLASS I
  2001             5.43%             0.52%              5.38%
  2000             4.77              0.60               4.73
  1999             4.52              0.68               4.42
  1998(3)          5.00              0.67               4.90
  1997(4)          4.83              0.67               4.73
  1996(4)          4.98              0.70               4.88
  CLASS A
  2001             5.23%             0.72%              5.18%
  2000             4.67              0.85               4.48
  1999             4.77              0.91               4.53
  1998(3)          4.90              0.92               4.65
  1997(4)          4.72              0.92               4.47
  1996(4)          4.87              0.95               4.62



 +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996.
(2) PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998.ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) FOR THE YEAR ENDED JUNE 30.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 75.8%
FEDERAL FARM CREDIT BANK -- 3.8%
  Federal Farm Credit Bank
      6.400%               11/01/01      $20,000    $  20,176
  Federal Farm Credit Bank+
      4.331%               06/05/01       12,370       12,364
      3.949%               06/13/01       20,000       19,974
  Federal Farm Credit Bank (A)
      4.098%               09/28/01       17,000       16,999
      3.910%               11/28/01       15,000       15,000
                                                    ---------
                                                       84,513
                                                    ---------
FEDERAL HOME LOAN BANK -- 17.5%
  Federal Home Loan Bank
      6.890%               06/14/01       13,100       13,108
      5.820%               07/09/01       20,000       20,011
      6.625%               08/22/01        5,000        5,019
      5.120%               01/16/02       15,030       15,038
      4.875%               01/22/02       20,000       20,021
      5.050%               02/05/02       20,000       20,000
      5.250%               03/05/02       20,000       20,000
      4.700%               04/16/02       20,000       19,992
      6.750%               05/01/02       20,000       20,463
      4.300%               05/23/02       30,000       30,000
  Federal Home Loan Bank+
      4.309%               06/01/01       20,000       20,000
      4.699%               06/08/01       20,000       19,982
      4.227%               07/11/01       20,000       19,908
      3.986%               07/20/01       20,000       19,894
      5.056%               07/25/01       15,000       14,889
      5.089%               07/27/01       15,000       14,884
      3.887%               08/24/01       20,000       19,823
  Federal Home Loan Bank (A)
      4.178%               08/07/01       32,700       32,703
      3.900%               02/14/02       20,000       20,000
      4.710%               03/27/03       20,000       20,000
                                                    ---------
                                                      385,735
                                                    ---------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 19.1%
  Federal Home Loan Mortgage Corporation
      5.750%               06/15/01       60,164       60,175
      5.500%               05/15/02        1,700        1,721
  Federal Home Loan Mortgage Corporation+
      4.113%               06/05/01       20,000       19,991
      4.942%               06/07/01       20,000       19,984
      4.768%               06/14/01       40,000       39,932
      3.932%               06/20/01       20,000       19,959
      4.931%               06/21/01       23,277       23,214
      3.982%               06/26/01       20,000       19,945
      4.680%               06/28/01       15,000       14,948
      4.019%               07/03/01       20,000       19,930
      3.957%               07/10/01       60,000       59,747
      4.228%               07/13/01       20,000       19,903
      3.965%               07/19/01       20,000       19,896
      3.864%               09/13/01       20,000       19,782
      3.948%               12/21/01       15,000       14,678
      4.441%               02/28/02       20,000       19,359
  Federal Home Loan Mortgage Corporation (A)
      4.118%               08/17/01       15,000       14,999
  Federal Home Loan Mortgage Corporation (MTN)
      4.370%               05/02/02       14,750       14,750
                                                    ---------
                                                      422,913
                                                    ---------
                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.5%
  Federal National Mortgage Association
      6.730%               08/23/01      $35,000    $  35,147
      6.200%               12/20/01       20,000       20,000
      5.310%               01/16/02       20,000       20,000
      5.250%               02/21/02       20,000       20,000
  Federal National Mortgage Association+
      4.921%               06/07/01       20,000       19,984
      4.692%               06/14/01       40,000       39,933
      4.204%               07/06/01       20,000       19,920
      4.750%               07/12/01       20,000       19,894
      3.882%               07/17/01       20,000       19,903
      3.955%               07/20/01       20,000       19,894
      4.166%               08/02/01       20,000       19,859
      4.216%               08/07/01        5,005        4,967
      4.515%               08/09/01       40,000       39,661
      3.925%               08/16/01       20,000       19,838
      3.875%               11/29/01       20,000       19,623
      4.106%               01/11/02       20,000       19,508
  Federal National Mortgage Association (A)
      4.889%               12/03/01       20,000       20,000
      4.278%               10/04/02       15,000       15,000
  Federal National Mortgage Association (MTN)
      6.100%               09/14/01        3,280        3,299
  Federal National Mortgage Association (MTN) +
      4.252%               08/15/01       11,500       11,402
                                                    ---------
                                                      407,832
                                                    ---------
STUDENT LOAN MARKETING ASSOCIATION -- 16.9%
  Student Loan Marketing Association+
      4.042%               06/15/01       20,000       19,969
      5.230%               06/29/01       19,704       19,625
  Student Loan Marketing Association (A)
      4.048%               06/21/01       20,000       20,000
      4.138%               07/19/01       20,000       20,000
      4.068%               08/16/01       20,000       20,000
      4.208%               08/23/01       11,000       11,001
      4.118%               09/17/01       20,000       19,998
      4.088%               09/20/01       20,000       20,000
      4.188%               10/18/01       20,000       20,000
      4.128%               01/08/02       20,000       20,000
      4.188%               02/25/02       20,000       20,008
      4.158%               03/18/02       20,000       19,995
  Student Loan Marketing Association (MTN) (A)
      4.188%               07/26/01       20,000       20,000
      4.138%               08/09/01       39,500       39,498
      4.138%               08/10/01       15,000       14,999
      4.238%               10/05/01       20,000       20,000
      6.250%               01/04/02       20,000       20,000
      4.188%               02/07/02       20,000       20,007
      4.128%               04/18/02        8,750        8,750
                                                    ---------
                                                      373,850
                                                    ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,674,843)                                1,674,843
                                                    ---------


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                            ARMADA GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

                                                                   MAY 31, 2001

                                                 ---------------------
                                                    NUMBER OF   VALUE
                                                 SHARES/PAR (000 (000)
                                                 ---------------------
REPURCHASE AGREEMENTS -- 23.8%
  Goldman Sachs 4.150% (dated 05/31/01,
    matures 06/01/01, repurchase price
    $110,012,681, collateralized by
    various government obligations:
    total market value $112,200,001)                 $110,000 $110,000
  Greenwich Capital 4.150% (dated 05/31/01,
    matures 06/01/01, repurchase price
    $82,908,556, collateralized by various
    government obligations:
    total market value $84,561,336)                    82,899   82,899
  JPMorgan Chase 4.150% (dated 05/31/01,
    matures 06/01/01, repurchase price
    $110,012,681, collateralized by various
    government obligations:
    total market value $112,200,981)                  110,000  110,000
  Salomon Smith Barney 4.150% (dated 05/31/01,
    matures 06/01/01, repurchase
    price $222,025,592, collateralized by
    various government obligations:
    total market value $226,440,000)                  222,000  222,000
                                                              --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $524,899)                                             524,899
                                                              --------
CASH EQUIVALENTS -- 0.3%
  Fidelity Government Money
    Market Fund                                     6,054,202    6,054
  Goldman Sachs Financial Square
    Government Money
    Market Fund                                       972,881      973
                                                                ------
TOTAL CASH EQUIVALENTS
   (Cost $7,027)                                                 7,027
                                                                ------
TOTAL INVESTMENTS -- 99.9%
   (Cost $2,206,769)*                                        2,206,769
                                                            ==========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                                   1,630
                                                            ----------

                                                        --------------
                                                              VALUE
                                                              (000)
                                                        --------------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   1,557,966,119 outstanding shares
   of beneficial interest                                   $1,557,981
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 650,980,227 outstanding shares
   of beneficial interest                                      650,987
  Distributions in excess of net
   investment income                                              (566)
  Accumulated net realized loss
   on investments                                                   (3)
                                                            ----------
TOTAL NET ASSETS -- 100.0%                                  $2,208,399
                                                            ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                              $1.00
                                                            ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                              $1.00
                                                            ==========


------------------------------------------------
  * ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
  + EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
MTN--MEDIUM TERM NOTE


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          ------------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------
CORPORATE BOND -- 0.2%
  General Motors Finance
      9.625%               12/15/01      $11,400   $   11,666
                                                   ----------
TOTAL CORPORATE BOND
   (Cost $11,666)                                      11,666
                                                   ----------
COMMERCIAL PAPER+ -- 88.7%
AGRICULTURE -- 0.9%
  Cargill Global
      5.237%               06/22/01       24,320       24,247
      5.125%               07/06/01       25,000       24,878
                                                   ----------
                                                       49,125
                                                   ----------
AUTOMOTIVE -- 1.6%
  Paccar
      4.760%               06/25/01       15,000       14,953
      4.688%               07/12/01       25,000       24,869
  Volkswagen of America
      3.999%               08/21/01       20,000       19,824
      4.021%               08/22/01       25,000       24,776
                                                   ----------
                                                       84,422
                                                   ----------
BANKS -- 20.9%
  Abbey National
      5.206%               06/07/01       25,000       24,979
      3.964%               07/18/01       25,000       24,873
      4.033%               08/03/01       25,000       24,827
      3.985%               11/16/01       25,000       24,550
  ABN Amro
      3.950%               11/07/01       25,000       24,577
  Den Danske
      4.986%               06/12/01       25,000       24,962
      4.032%               08/01/01       50,000       49,665
      4.025%               08/09/01       49,000       48,630
      3.984%               11/13/01       20,000       19,646
      3.987%               11/20/01       25,000       24,539
  Deutsche Bank Financial
      4.611%               08/24/01       25,000       24,737
      3.970%               10/11/01       25,000       24,646
  Dresdner US Finance
      4.757%               06/20/01       25,000       24,938
      4.323%               07/19/01       25,000       24,859
  Lloyds TSB Bank
      3.958%               08/20/01       25,000       24,785
  Societe Generale
      5.179%               06/12/01       25,000       24,961
      5.155%               06/21/01       25,000       24,930
      4.012%               07/11/01       25,000       24,891
      4.058%               08/14/01       25,000       24,796
      4.218%               08/24/01       25,000       24,760
      4.192%               09/04/01       25,000       24,730
      3.937%               09/13/01       25,000       24,723
      4.150%               09/24/01       25,000       24,677
      4.033%               10/12/01       25,000       24,638
      4.037%               11/13/01        5,000        4,910
  Svenska Handelsbank
      4.997%               06/13/01       25,000       24,959
      4.788%               06/21/01       25,000       24,935
      4.740%               06/26/01       25,000       24,919
      4.035%               08/07/01       25,000       24,816
                          ------------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
BANKS -- CONTINUED
  Svenska Handelsbank -- Continued
      4.000%               08/08/01      $25,000   $   25,000
      3.972%               11/09/01       25,000       24,570
      4.000%               11/19/01       72,000       70,675
      4.178%               11/23/01       25,000       24,509
  Toronto Dominion
      4.075%               07/09/01       50,000       49,789
      4.151%               10/02/01       25,000       24,655
  UBS Finance
      4.802%               06/11/01       25,000       24,967
      4.893%               07/11/01       25,000       24,867
      4.675%               07/23/01       25,000       24,835
      4.043%               08/02/01       20,000       19,864
      4.019%               09/11/01       25,000       24,722
      4.135%               10/30/01       20,000       19,664
      3.970%               11/05/01       25,000       24,580
                                                   ----------
                                                    1,125,555
                                                   ----------
CHEMICALS -- 4.7%
  Dow Chemical
      4.296%               07/06/01       25,000       24,897
  EI DuPont de Nemours
      4.210%               06/06/01       25,000       24,986
      4.831%               06/08/01       10,000        9,991
      4.787%               06/20/01       30,000       29,925
      3.953%               08/08/01       25,000       24,817
  Great Lakes Chemical
      4.921%               06/07/01       25,000       24,980
      4.099%               07/11/01       40,000       39,821
      4.271%               08/07/01       20,000       19,844
      4.027% (B)           11/14/01       18,500       18,167
  Henkel
      4.244%               09/04/01       18,000       17,803
      4.172%               10/19/01       18,000       17,717
                                                   ----------
                                                      252,948
                                                   ----------
COMMUNICATIONS EQUIPMENT -- 1.4%
  AT&T (B)
      7.184%               07/13/01       25,000       25,000
  Verizon Global
      4.960%               06/04/01       25,000       24,990
      5.043%               06/07/01       25,000       24,979
                                                   ----------
                                                       74,969
                                                   ----------
COMPUTERS -- 0.9%
  Hewlett-Packard
      4.716%               07/06/01       25,000       24,887
      4.035%               08/07/01       25,000       24,816
                                                   ----------
                                                       49,703
                                                   ----------
DIVERSIFIED OPERATIONS -- 0.3%
  General Electric
      6.783%               07/02/01       15,000       15,000
                                                   ----------
DRUGS & HEALTH CARE -- 1.9%
  Abbott Labs
      4.019%               07/02/01       25,000       24,915
  Glaxo Wellcome
      3.949%               08/23/01       25,000       24,778
  Schering Plough
      4.030%               08/21/01       25,000       24,778
      3.927%               09/13/01       25,000       24,723
                                                   ----------
                                                       99,194
                                                   ----------


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                   MAY 31, 2001

                           -----------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
ELECTRICAL SERVICES -- 1.2%
  Duke Energy
      4.982%               06/07/01      $25,000   $   24,980
  National Rural Utilities
      4.464%               06/06/01       25,000       24,985
  Potomac Electric Power
      4.569%               06/12/01       15,000       14,979
                                                   ----------
                                                       64,944
                                                   ----------
FINANCIAL CONDUIT -- 15.0%
  AIG Funding
      4.209%               06/04/01       25,000       24,991
      4.164%               11/15/01       25,000       24,533
  Ciesco
      4.767%               06/04/01       25,000       24,990
      4.870%               06/06/01       25,000       24,983
  Delaware Funding
      4.141%               06/11/01       25,000       24,972
      4.123%               06/15/01       25,000       24,961
      4.059%               07/02/01       25,000       24,914
      4.037%               07/20/01       20,000       19,892
  Fountain Square
      4.172%               06/11/01        9,078        9,068
  Galaxy Funding
      4.422%               06/04/01       25,000       24,991
      4.152%               06/12/01       11,095       11,081
      4.340%               07/11/01       25,000       24,882
      3.993%               08/06/01       25,000       24,821
      4.000%               08/22/01       50,000       49,555
      3.976%               10/01/01       24,750       24,425
  International Nederlanden US Funding
      4.059%               11/16/01       25,000       24,541
  Market Street Funding
      4.423%               06/06/01       25,000       24,985
      4.181%               06/08/01       25,000       24,980
      4.073%               06/18/01       24,441       24,395
      4.070%               07/03/01       25,000       24,911
  Preferred Receivables
      4.869%               06/05/01       25,000       24,987
      4.141%               06/11/01       25,000       24,972
      3.961%               08/27/01       25,000       24,766
  Three Rivers Funding
      4.088%               06/05/01       25,000       24,989
      4.082%               06/15/01       25,000       24,961
      4.084%               06/20/01       25,000       24,947
  Variable Funding
      4.403%               06/07/01       25,000       24,982
      4.051%               07/06/01       25,000       24,903
      4.083%               07/09/01       25,000       24,894
      4.329%               07/11/01       25,000       24,882
      4.026%               07/19/01       25,000       24,868
      4.107%               08/09/01       10,000        9,923
      3.949%               11/05/01       24,500       24,091
  Wal-Mart Funding
      4.082%               06/14/01       10,000        9,985
                                                   ----------
                                                      805,021
                                                   ----------
FINANCIAL SERVICES -- 23.2%
  Associates Financial
      4.143%               06/15/01       25,000       24,960
      4.102%               07/06/01       25,000       24,902
  Centric Capital
      4.209%               06/04/01       22,800       22,792

                           -----------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  CXC
      4.867%               06/01/01      $40,000     $ 40,000
      5.022%               06/06/01       25,000       24,983
      5.026%               06/11/01       25,000       24,966
      4.321%               06/25/01       25,000       24,929
      4.328%               07/09/01       50,000       49,776
      4.005%               07/17/01       25,000       24,874
      3.962%               08/07/01       25,000       24,819
      4.035%               08/08/01       50,000       49,627
  Dexia Delaware
      4.707%               07/09/01       25,000       24,878
      4.295%               07/24/01       20,000       19,876
  Edison Asset Securitization
      4.857%               06/01/01       25,000       25,000
      4.790%               06/08/01       25,000       24,977
      4.794%               06/14/01       25,000       24,957
      4.070%               07/02/01       26,000       25,910
      4.033%               07/11/01       25,000       24,890
  Ford Motor Credit
      4.158%               06/04/01       15,000       14,995
      4.068%               06/05/01       25,000       24,989
      4.071%               07/05/01       25,000       24,906
      4.112%               07/06/01       25,000       24,902
  Gannett
      4.020%               07/05/01       25,000       24,907
      4.023%               07/11/01       50,000       49,781
  GMAC
      5.143%               06/05/01       25,000       24,986
      5.250%               06/12/01       25,000       24,961
  John Deere Capital
      7.146%               08/06/01        7,500        7,499
  KFW International Finance
      3.984%               08/09/01       25,000       24,813
      3.987%               08/16/01       23,000       22,811
      3.929%               09/19/01       25,000       24,707
      3.912%               10/23/01       25,000       24,620
  Merrill Lynch
      4.897%               06/01/01       25,000       25,000
      4.414%               06/08/01       25,000       24,979
  Morgan Stanley Dean Witter
      5.023%               06/07/01       25,000       24,979
      5.015%               06/11/01       25,000       24,966
      4.946%               06/14/01       25,000       24,956
      4.316%               07/05/01       25,000       24,900
      4.681%               07/16/01       25,000       24,857
      3.989%               08/21/01       25,000       24,781
      4.006%               11/15/01       25,000       24,550
  Rabobank
      4.030%               07/05/01       50,000       49,813
  Three Pillars
      4.241%               06/06/01       25,000       24,985
      4.143%               06/15/01       25,000       24,960
      4.094%               06/18/01       25,000       24,952
      4.087%               06/25/01       25,000       24,933
      4.385%               07/19/01       21,130       21,009
      4.327%               07/26/01       25,000       24,838
                                                   ----------
                                                    1,245,451
                                                   ----------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

COMMERCIAL PAPER+ -- CONTINUED
FOOD, BEVERAGE & TOBACCO -- 6.7%
  Brown-Foreman
      4.279%               08/01/01      $10,000     $  9,929
      4.241%               08/08/01        5,000        4,961
  Campbell Soup
      6.475%               06/07/01       11,000       10,988
  Diageo Capital
      5.149%               06/27/01       15,000       14,945
      4.122%               07/05/01       25,000       24,904
      4.689%               07/13/01       21,890       21,773
      5.102%               07/17/01       25,000       24,840
      4.665%               07/24/01       25,000       24,832
      4.005%               08/09/01       25,000       24,812
      4.619%               08/20/01       25,000       24,749
      4.178%               08/28/01       25,000       24,751
      4.134%               10/04/01       25,000       24,651
  Golden Peanut
      4.745%               07/20/01       17,000       16,892
      4.041%               08/21/01        5,500        5,451
      4.016%               09/04/01        7,000        6,928
  Phillip Morris
      4.889%               06/04/01       25,000       24,990
      4.961%               06/05/01       25,000       24,986
      4.102%               06/14/01       25,000       24,964
      4.769%               07/09/01       19,775       19,677
                                                   ----------
                                                      360,023
                                                   ----------
HOUSEHOLD PRODUCTS -- 0.7%
  Gillette
      4.785%               07/03/01       25,000       24,896
  Sherwin Williams
      4.818%               06/04/01        2,000        1,999
      4.019%               09/10/01       11,500       11,374
                                                   ----------
                                                       38,269
                                                   ----------
INSURANCE -- 7.9%
  Aegon NV
      4.264%               07/24/01       25,000       24,846
      4.208%               08/03/01       25,000       24,820
      4.058%               08/14/01       25,000       24,796
  Guardian
      4.251%               10/10/01        5,000        4,925
      4.254%               10/16/01       10,000        9,843
  ING America Insurance
      4.088%               06/27/01       20,000       19,942
      4.266%               07/20/01       45,000       44,744
      4.210%               08/08/01       25,000       24,805
      4.000%               09/14/01       25,000       24,716
  Marsh & McLennan
      4.777%               06/20/01       25,000       24,938
      4.257%               07/30/01       25,000       24,829
      3.948%               09/14/01       25,000       24,719
      3.962%               10/18/01       25,000       24,628
      3.922%               11/16/01       25,000       24,557
  Marsh USA
      4.747%               06/20/01       25,000       24,938
      3.922%               09/26/01       25,000       24,690
      4.064%               10/11/01       25,000       24,638
      4.073%               11/01/01       25,000       24,580
                                                   ----------
                                                      425,954
                                                   ----------

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

COMMERCIAL PAPER+ -- CONTINUED
PAPER & PAPER PRODUCTS -- 0.5%
  Kimberly Clark
      4.026%               07/18/01      $25,000   $   24,871
                                                   ----------
STEEL & STEEL WORKS -- 0.9%
  Rio Tinto America
      4.778%               06/21/01       25,000       24,935
      4.339%               07/09/01       25,000       24,888
                                                   ----------
                                                       49,823
                                                   ----------
TOTAL COMMERCIAL PAPER
   (Cost $4,765,272)                                4,765,272
                                                   ----------
FLOATING RATE NOTES (A) -- 2.5%
  Associates Financial
      4.223%               05/17/02       10,000       10,017
  AT&T (B)
      4.780%               07/13/01       25,000       25,000
  First Union National Bank
      4.230%               07/12/01       25,000       25,000
      4.111%               12/18/01       25,000       25,000
  Household Finance
      5.079%               01/03/02       25,000       25,044
  SBC Communications (B)
      5.102%               03/14/02       25,000       25,000
                                                   ----------
TOTAL FLOATING RATE NOTES
   (Cost $135,061)                                    135,061
                                                   ----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.9%
  Student Loan Marketing Association (MTN) (A)
      4.138%               08/09/01       50,000       49,999
                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $49,999)                                      49,999
                                                   ----------
CERTIFICATE OF DEPOSIT -- 0.5%
  Bank of America
      7.120%               06/21/01       25,000       25,000
                                                   ----------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $25,000)                                      25,000
                                                   ----------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                        ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                                   ---------------------------
                                      NUMBER OF       VALUE
                                   SHARES/PAR (000)   (000)
                                   ---------------------------

REPURCHASE AGREEMENTS -- 7.3%
  Goldman Sachs
    4.150% (dated 05/31/01, matures
    06/01/01, repurchase price
    $80,009,222, collateralized by
    various government obligations:
    total market value $81,600,000)      $80,000   $   80,000
  Greenwich Capital
    4.150% (dated 05/31/01, matures
    06/01/01, repurchase price
    $62,592,215, collateralized by
    various government obligations:
    total market value $63,839,445)       62,585       62,585
  JP Morgan Chase
    4.150% (dated 05/31/01, matures
    06/01/01, repurchase price
    $80,009,222, collateralized by
    U.S. Treasury obligation:
    total market value $81,603,982)       80,000       80,000
  Salomon Smith Barney
    4.150% (dated 05/31/01, matures
    06/01/01, repurchase price
    $168,019,367, collateralized by
    various government obligations:
    total market value $171,360,001)     168,000      168,000
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $390,585)                                    390,585
                                                   ----------
CASH EQUIVALENTS -- 0.1%
  Fidelity Domestic Money
    Market Fund                        3,970,708        3,971
  Goldman Sachs Financial Square
    Prime Obligation Money
    Market Fund                        3,744,820        3,745
                                                   ----------
TOTAL CASH EQUIVALENTS
   (Cost $7,716)                                        7,716
                                                   ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $5,385,299)*                               5,385,299
                                                   ==========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                      (11,241)
                                                   ----------

                                                   -----------
                                                      VALUE
                                                      (000)
                                                   -----------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   3,348,103,371 outstanding shares
   of beneficial interest                          $3,348,107
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 2,033,300,094 outstanding shares
   of beneficial interest                           2,033,303
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 971,877 outstanding shares
   of beneficial interest                                 972
  Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 39,056 outstanding shares
   of beneficial interest                                  39
  Distributions in excess of net
   investment income                                     (120)
  Accumulated net realized loss
   on investments                                      (8,243)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $5,374,058
                                                   ==========
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                   ==========
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                   ==========
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS B                                     $1.00
                                                   ==========
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS C                                     $1.00
                                                   ==========

------------------------------------------------
  * ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
  + EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
MTN--MEDIUM TERM NOTE


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- 99.6%
OHIO -- 99.6%
  Allen County Health Care
    Facilities, Mennonite
    Memorial Home Project
    (RB) (A) (B) (C)
      3.000%               02/01/18       $3,220      $ 3,220
  Avon Lake (BAN)
      4.000%               10/04/01        1,000        1,002
  Bay Village City School
    District (BAN)
      4.750%               06/01/01        1,000        1,000
  Beachwood (BAN)
      3.450%               02/28/02        2,000        2,001
  Bedford (BAN)
      4.625%               12/20/01        1,000        1,002
  Bowling Green (BAN)
      3.350%               03/28/02        2,900        2,905
  Butler County (BAN)
      4.800%               07/11/01        1,000        1,000
  Cardinal Local School
    District (BAN)
      5.500%               06/14/01          250          250
  Centerville Health Care
    Authority, Bethany Lutheran
    Village Project (RB) (A) (B) (C)
      3.050%               05/01/08        5,700        5,700
  Chardon Village (GO)
      3.500%               02/21/02        1,200        1,200
  Cincinnati & Hamilton Counties
    Economic Development Authority,
    Kenwood Office Association
    Project (RB) (A) (B) (C)
      3.250%               09/01/25        4,600        4,600
  Clark County (BAN) Series D
      3.650%               05/02/02        1,675        1,679
  Columbus (GO) (A) (B) Series 1
      2.950%               06/01/16        4,630        4,630
      2.850%               12/01/17        1,500        1,500
  Columbus Sewer & Water
    Improvement Authority
    (RB) (A) (B)
      2.950%               06/01/11          950          950
  Cuyahoga County Civic Facility,
    Oriana Services (RB) (A) (B) (C)
      3.110%               04/01/16        3,375        3,375
  Cuyahoga County Economic
    Development Authority,
    Positive Education Program
    (RB) (A) (B) (C)
      3.110%               08/01/20        2,960        2,960
  Cuyahoga County Health
    Care Facilities Authority,
    Applewood Centers
    Project (RB) (A) (B) (C)
      3.130%               11/01/14        1,240        1,240
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (A) (B)
    Series A
      2.950%               01/01/24        2,935        2,935

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation  (RB) (A) (B)
    Series B
      2.950%               01/01/25       $2,900      $ 2,900
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (A) (B)
    Series D
      3.100%               01/01/26        4,000        4,000
  Cuyahoga County Hospital
    Authority, University Hospitals
    Health System (RB) (AMBAC)
    (A) (B) Series A
      2.950%               01/15/22        4,625        4,625
  Cuyahoga County Hospital
    Authority, University Hospitals
    Health System (RB) (AMBAC)
    (A) (B) Series D
      2.950%               01/15/29        2,400        2,400
  Cuyahoga County Hospital
    Authority, University Hospitals
    Health System (RB) (AMBAC)
    (A) (B) Series E
      2.950%               01/15/29        4,375        4,375
  Cuyahoga County Hospital
    Authority, University Hospitals
    of Cleveland (RB) (A) (B) (C)
      3.100%               01/01/16        4,750        4,750
  Euclid (BAN)
      5.000%               07/26/01        1,415        1,416
  Franklin County Hospital
    Authority, Holy Cross Health
    Systems (RB) (A) (B)
    Series 1995
      3.000%               06/01/16        6,125        6,125
  Franklin County, Trinity Health
    Credit Group (RB) (A) (B)
    Series F
      3.000%               12/01/30        1,350        1,350
  Garfield Heights City School
    District (BAN)
      3.490%               03/11/02        1,000        1,003
  Geauga County Health
    Care Facilities, Montefiore
    Housing Corporation (RB)
    (A) (B) (C)
      3.110%               01/26/26        2,000        2,000
  Hamilton County Hospital
    Facilities Authority,
    Bethesda Hospital
    (RB) (A) (B) (C)
      2.850%               02/15/24        3,000        3,000
  Hilliard (BAN)
      4.950%               07/20/01          950          951


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                         ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                                    MAY 31, 2001


                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Indian Hill Economic
    Development Authority,
    Cincinnati Country Day
    School (RB) (A) (B) (C)
      3.150%               05/01/19       $2,400      $ 2,400
  Kent (BAN)
      4.650%               12/06/01        1,500        1,502
  Kent State University,
    General Receipts (RB)
    (MBIA) (A) (B)
      3.050%               05/01/31        2,000        2,000
  Lakota Local School
    District (BAN)
      3.670%               07/18/01        1,100        1,101
  Liberty Community
    Infrastructure Financing
    Authority (RB) (A) (B) (C)
      3.150%               12/01/31        2,000        2,000
  Lima Hospital Authority,
    Memorial Hospital
    (RB) (A) (B) (C)
      3.110%               12/01/10        1,910        1,910
  Lucas County Facilities
    Improvement Authority,
    Toledo Zoological Society
     (RB) (A) (B) (C)
      3.010%               10/01/05          700          700
  Lucas County Health Care
    Facilities Authority, Sunset
    Retirement Community
    (RB) (A) (B) (C) Series B
      3.050%               08/15/30        5,800        5,800
  Mahoning County Hospital
    Facilities Authority, Forum
    Health Obligation Group
    (RB) (MBIA) (A) (B)
    Series B
      3.020%               12/01/28        4,000        4,000
  Mason (BAN)
      3.300%               05/30/02        1,000        1,002
  Mason City School
    District (BAN) Series B
      3.810%               09/17/01        3,000        3,005
  Massillon (BAN)
      3.920%               01/11/02        1,350        1,355
  Medina County Industrial
    Development Authority,
    Partners In Plastics Project
    (RB) (A) (B) (C)
      3.170%               03/01/08          995          995
  Middleburg Heights
    Hospital Improvement
    Authority, Southwest
    General Hospital,
    Prerefunded 08/15/01
    @ 102 (RB)
      7.200%               08/15/01        3,000        3,077

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Middletown (GO)
      5.000%               08/08/01       $  960       $  960
  Muskingum County (BAN)
      4.650%               09/20/01        1,980        1,981
  New Lebanon Sewer Systems
    Authority (RAN)
      4.250%               05/09/02          995          999
  Niles (BAN)
      4.720%               07/18/01        2,000        2,001
  Northeast Regional
    Sewer District Authority,
    Prerefunded 11/15/01
    @ 101 (RB) (AMBAC)
      6.500%               11/15/01        2,000        2,050
  Northeastern Local School
    District (TAN)
      3.770%               05/02/02        1,400        1,405
  Obetz (BAN)
      5.350%               06/15/01        2,100        2,100
  Ohio State Air Quality, Cleveland
    Electric Illuminating (TECP)
      3.350%               07/25/01        1,000        1,000
      3.150%               07/26/01        3,000        3,000
      3.250%               09/12/01        2,000        2,000
  Ohio State Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    (RB) (A) (B) (C) Series A
      3.100%               12/01/15        7,500        7,500
  Ohio State Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    (RB) (A) (B) (C) Series B
      3.100%               12/01/15        1,250        1,250
  Ohio State Air Quality
    Development Authority,
    Environmental Improvements,
    USX Corporation (TECP) (C)
      3.250%               06/07/01        2,115        2,115
  Ohio State Air Quality
    Development Authority,
    Ohio Edison (RB)
    (A) (B) (C) Series A
      3.000%               02/01/14        7,000        7,000
  Ohio State Air Quality
    Development Authority,
    Ohio Edison (TECP)
    Series A
      3.050%               08/08/01        1,500        1,500
      3.150%               10/12/01        2,500        2,500
  Ohio State Air Quality
    Development Authority,
    Timken Company (RB) (A) (B)
      2.950%               11/01/25        2,000        2,000
  Ohio State Air Quality
    Development Authority,
    Timken Company (RB)
    (A) (B) (C)
      3.050%               07/01/03        2,000        2,000


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Air Quality Pollution
    Control Development Authority,
    Duquesne Light (RB) (AMBAC)
    (A) (B) Series B
      3.050%               10/01/27       $2,575      $ 2,575
  Ohio State Air Quality Pollution
    Control Development Authority,
    Toledo Edison (RB) (A) (B) (C)
    Series C
      3.100%               06/01/23        2,440        2,440
  Ohio State Common Schools
    Facilities Authority (GO)
    Series A
      5.000%               06/15/01          800          800
  Ohio State Environmental
    Improvement Authority,
    US Steel (RB) (A) (B)
      3.650%               12/01/01        1,000        1,000
  Ohio State Higher Educational
    Facilities Authority, Case
    Western Reserve University
    (TECP)
      3.100%               06/26/01        3,000        3,000
      3.050%               07/31/01        3,000        3,000
      2.700%               08/21/01        2,000        2,000
  Ohio State Higher Educational
    Facilities Authority, Lake Erie
    College (RB) (A) (B) (C)
      3.100%               12/01/16        4,430        4,430
  Ohio State Higher Educational
    Facilities Authority, Pooled
    Financing Program (RB)
    (A) (B) (C) Series C
      3.100%               09/01/25        1,000        1,000
  Ohio State Higher Educational
    Facilities Authority, Xavier
    University (RB) (A) (B) (C)
      3.000%               05/01/15        1,500        1,500
  Ohio State Higher Educational
    Facilities Authority, Xavier
    University (RB) (A) (B) (C)
    Series B
      3.000%               11/01/30       10,000       10,000
  Ohio State University General
    Receipts (RB) (A) (B) Series B
      2.750%               12/01/14          900          900
      2.750%               12/01/19        2,000        2,000
      2.750%               12/01/29          300          300
  Ohio State Water Development
    Authority, Cleveland Electric
    Illuminating (TECP)
      3.150%               07/12/01        2,000        2,000
  Ohio State Water Pollution
    Control Development
    Authority, Cleveland
    Electric Illuminating
    (RB) (A) (B) (C) Series B
      3.000%               08/01/20        1,500        1,500

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Pickerington Local School
    District (BAN)
      3.200%               12/14/01       $2,000     $  2,003
  Pike Delta Local School
    District (BAN)
      4.860%               12/13/01        1,650        1,654
  Saint Mary's (BAN)
      5.250%               06/13/01        1,390        1,390
  Sandusky (BAN)
      3.875%               09/12/01          633          634
  Scioto County, VHA
    Central Capital Asset
    Financing Program (RB)
    (AMBAC) (A) (B) Series G
      2.970%               12/01/25        1,400        1,400
  Sharonville Industrial
    Development Authority,
      Edgcomb Metals Project
    (RB) (A) (B) (C)
      3.000%               11/01/09        1,150        1,150
  Summit County Civic Facilities
    Authority, Oriana Services
    Project (RB) (A) (B) (C)
      3.110%               02/01/11        1,480        1,480
  Toledo City Services (SPA)
    (A) (B) (C)
      3.000%               06/01/02        2,400        2,400
  Union County (GO)
      5.210%               06/14/01          500          500
  University of Cincinnati (BAN)
    Series BB
      4.450%               12/20/01        2,000        2,003
  Wadsworth City School
    District (TAN)
      4.650%               12/01/01          365          367
  Warren County Economic
    Development Authority,
    Ralph J Stolle Countryside
    Project (RB) (A) (B) (C)
      3.130%               08/01/20        2,000        2,000
  Warren County Health Care
    Facilities Authority, Otterbein
    Homes Project (RB) (A) (B) (C)
      3.150%               07/01/23        3,813        3,813
  Warren County Industrial
    Development Authority,
    Cincinnati Electric
    Illuminating (RB) (A) (B) (C)
      3.200%               09/01/15        4,870        4,870
  Warren County Industrial
    Development Authority, Liquid
    Container Project (RB) (A)(B)(C)
      3.050%               03/01/15        1,670        1,670
  Wooster Industrial Development
    Authority, Allen Group Project
    (RB) (A) (B) (C)
      3.200%               12/01/10        2,800        2,800
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $224,831)                                    224,831
                                                     --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                         ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                                    MAY 31, 2001

                                   -----------------------------
                                     NUMBER OF         VALUE
                                      SHARES           (000)
                                   -----------------------------

CASH EQUIVALENTS -- 0.4%
  Blackrock Funds Ohio Municipal
    Money Market Portfolio               600,000     $    600
  Federated Ohio Municipal
    Cash Trust                           340,238          340
                                                     --------
TOTAL CASH EQUIVALENTS
   (COST $940)                                            940
                                                     --------
TOTAL INVESTMENTS -- 100.0%
   (COST $225,771)*                                   225,771
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.0%                                            (63)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   176,941,327 outstanding shares
   of beneficial interest                             176,941
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 48,767,007 outstanding shares
   of beneficial interest                              48,767
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $225,708
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========

------------------------------------------------
  * ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2001.
(B) PUT & DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET
    ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN--BOND ANTICIPATION NOTE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB--REVENUE BOND
SPA--SPECIAL ASSESSMENT
TAN--TAX ANTICIPATION NOTE
TECP--TAX EXEMPT COMMERCIAL PAPER
VHA--VETERANS HOSPITAL ADMINISTRATION



                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- 98.2%
PENNSYLVANIA -- 98.2%
  Allegheny County (TECP)
    Series C-51
      3.150%               05/01/02       $2,455      $ 2,455
  Allegheny County (TRAN)
    Series A
      4.000%               12/14/01        2,000        2,008
  Allegheny County Industrial
    Development Authority,
    Chelsea Industries (RB)
    (A) (B) (C)
      3.050%               12/01/08        1,750        1,750
  Allegheny County Industrial
    Development Authority,
    Environmental Improvements,
    USX Corporation (RB)
    (A) (B) (C)
      2.950%               12/01/32        6,000        6,000
  Allegheny County Industrial
    Development Authority,
    Longwood at Oakmont
    (RB) (A) (B) (C) Series A
      3.050%               07/01/27        2,900        2,900
  Allegheny County Industrial
    Development Authority,
    Longwood at Oakmont
    (RB) (A) (B) (C) Series B
      3.050%               07/01/27        1,000        1,000
  Allegheny County Industrial
    Development Authority,
    Longwood at Oakmont
    (RB) (A) (B) (C) Series C
      3.050%               07/01/27        1,400        1,400
  Allegheny County Industrial
    Development Authority,
    Longwood at Oakmont
    (RB) (A) (B) (C) Series D
      3.050%               07/01/27        4,980        4,980
  Beaver County Industrial
    Development Authority,
    Atlantic Richfield
    (RB) (A) (B)
      2.950%               12/01/20        2,000        2,000
  Beaver County Industrial
    Development Authority,
    Duquesne Light (TECP)
      3.050%               08/08/01        2,600        2,600
  Beaver County Industrial
    Development Authority,
    Duquesne Light (TECP)
    (AMBAC) Series E
      3.050%               09/26/01        2,000        2,000
  Berks County Industrial
    Development Authority,
    Kutztown Resource
    Recovery Management
    (RB) (A) (B) (C)
      3.050%               12/01/30        2,000        2,000
  Bucks County (GO)
    Series A
      6.050%               03/01/02        1,000        1,020

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Bucks County (TRAN)
      3.750%               12/31/01       $1,000      $ 1,003
  Bucks County Industrial
    Development Authority,
    Edgcomb Metals Project
    (RB) (A) (B) (C)
      3.000%               10/01/09        3,030        3,030
  Bucks County Industrial
    Development Authority,
    Tru Realty Corporation
    (RB) (A) (B) (C)
      3.550%               12/01/18        3,000        3,000
  Bucks County Industrial
    Development Authority,
    USX Corporation
    (TECP) (C)
      3.250%               06/07/01        3,250        3,250
  Central Bucks County
    School District Authority
    (GO) (FGIC) (A) (B)
    Series A
      3.030%               02/01/20        1,900        1,900
  Central Dauphin County
    School District Authority
    (GO)
      6.000%               06/01/01          900          900
  Dallastown Area School
    District Authority (GO)
    (FGIC) (A) (B)
      3.030%               05/01/20        2,000        2,000
  Delaware County Industrial
    Development Authority,
    Exelon Generation Company
    (TECP)
      3.100%               07/16/01        2,000        2,000
      3.050%               10/04/01        1,235        1,235
  Delaware County Industrial
    Development Authority,
    Philadelphia Electric Company
    (TECP) (C) Series A
      3.050%               08/23/01        5,000        5,000
  Delaware County Industrial
    Development Authority,
    Scott Paper Company (RB)
    (A) (B) Series B
      3.000%               12/01/18        2,600        2,600
  Delaware County Industrial
    Development Authority,
    United Parcel Service
    (RB) (A) (B)
      3.100%               12/01/15          900          900
  Delaware Valley Regional
    Industrial Finance Authority,
    Local Government Project
    (RB) (A) (B) (C)
      2.900%               08/01/16        2,700        2,700
  Downingtown Area School
    District Authority (TRAN)
      5.100%               06/29/01        2,500        2,502


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  East Stroudsburg School
    District Authority (GO)
    (FGIC) Series AA
      4.100%               11/15/01       $1,275     $  1,276
  Emmaus General Authority
    (RB) (A) (B) (C)
    Sub-Series A-8
      3.000%               03/01/24        3,000        3,000
  Emmaus General Authority
    (RB) (A) (B) (C)
    Sub-Series D-18
      3.000%               03/01/24        1,200        1,200
  Emmaus General Authority
    (RB) (A) (B) (C)
    Sub-Series E-17
      3.000%               03/01/24        1,000        1,000
  Erie Higher Education
    Building Authority,
    Gannon University
    (TECP) (C) Series F
      3.350%               01/15/02        2,000        2,000
  Everett Area School District
    Authority (GO) (FSA)
    Series AA
      4.300%               09/15/01          450          450
  Geisinger Health System
    Authority, Geisinger Health
    System Foundation
    (RB) (A) (B)
      3.000%               08/01/28        3,000        3,000
  Gettysburg Area Industrial
    Development Authority,
    Brethren Home Community
    Project (RB) (A) (B) (C)
    Series A
      2.950%               06/01/24        4,000        4,000
  Harrisburg (RB) (A) (B) (C)
    Series 2001
      3.030%               03/01/34        4,000        4,000
  Lancaster Higher Education
    Authority, Franklin & Marshall
    College (RB) (A) (B)
      3.050%               04/15/27        3,965        3,965
  Lehigh County General
    Purpose Authority, Lehigh
    Valley Health (RB)
    (MBIA) (A) (B) Series B
      3.150%               07/01/29        2,200        2,200
  Lower Merion Township (GO)
      5.250%               08/01/01        1,100        1,104
  Montgomery County,
    Philadelphia Electric
    Company (TECP)
      3.250%               06/12/01        4,000        4,000
      3.150%               07/26/01        2,000        2,000


                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  New Castle Area Hospital
    Authority, Jameson
    Memorial Hospital Project
    (RB) (FSA) (A) (B)
      2.950%               07/01/26       $3,200      $ 3,200
  Norristown (TRAN)
      4.750%               12/28/01        1,750        1,750
  Northampton County
    Higher Education Authority,
    Lafayette College (RB)
    (A) (B) (C) Series B
      2.950%               11/01/28        3,500        3,500
  Northampton County
    Higher Education Authority,
    Lehigh University
    (RB) (MBIA)
      6.000%               09/01/01          845          849
  Northeastern York County
    School District
    (GO) (FGIC)
      3.350%               03/01/02        1,045        1,045
  Pen Argyl Area School
    District (TRAN)
      4.950%               06/28/01        1,350        1,350
  Pennsylvania State (GO)
    First Series
      6.000%               09/15/01        1,000        1,005
  Pennsylvania State (GO)
    Second Series
      5.000%               10/15/01        3,090        3,105
  Pennsylvania State (GO)
    (MBIA) Second Series
      5.000%               06/15/01        2,000        2,001
  Pennsylvania State Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges &
    Universities (TECP) (C)
    Series D2
      3.100%               05/01/02        2,000        2,000
  Pennsylvania State Higher
    Educational Facilities
    Authority, Council of
    Independent Colleges
    (TECP) (C) Series A8
      3.200%               04/01/02        3,000        3,000
  Pennsylvania State Higher
    Educational Facilities
    Authority, Lafayette
    College (TECP)
      5.000%               11/28/01        1,500        1,505
  Pennsylvania State Higher
    Educational Facilities
    Authority, University of
    Pennsylvania Trustees (RB)
      4.500%               07/15/01        1,100        1,100



                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------


MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State, Prerefunded
    11/01/01 @ 101.5 (GO)
    Second Series A
      6.600%               11/01/01       $2,000      $ 2,050
  Pennsylvania State Public
    School Building Authority,
    Parkland School District
    (RB) (FGIC) (A) (B)
    Series D
      3.030%               03/01/19        1,540        1,540
  Pennsylvania State Turnpike
    Commission (RB) (A) (B)
    Series Q
      3.100%               06/01/27        1,400        1,400
      3.100%               06/01/28        2,000        2,000
  Philadelphia (TRAN) Series A
      5.000%               06/29/01        2,200        2,201
  Philadelphia Hospitals & Higher
    Educational Facilities Authority,
    Children's Hospital (RB)
    (A) (B) Series A
      3.050%               03/01/27        1,200        1,200
  Philadelphia Industrial
    Development Authority,
    Chemical Heritage Foundation
    (RB) (A) (B) (C)
      2.950%               07/01/27        1,000        1,000
  Philadelphia Industrial
    Development Authority,
    Fox Chase Cancer Center
    (RB) (A) (B) (C)
      3.050%               07/01/25        2,100        2,100
  Philadelphia Water & Sewer
    Authority, Prerefunded
    08/01/01 @ 102 (RB)
    Sixteenth Series
      7.500%               08/01/01        1,650        1,691
  Philadelphia Water &
    Wastewater Authority
    (RB) (FSA)
      4.875%               06/15/01          840          840
  Quaker Valley School
    District (TRAN)
      4.950%               06/29/01        2,100        2,100
  Quakertown General
    Authority, Pooled
    Financing Program (RB)
    (A) (B) (C) Series A
      2.950%               07/01/26        3,040        3,040
  Sayre Health Care Facilities
    Authority, Capital Financing
    Program (RB) (AMBAC)
    (A) (B) Series I
      2.900%               12/01/20        2,750        2,750

                          --------------------------------------
                                      NUMBER OF        VALUE
                          MATURITY  SHARES/PAR (000)   (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facilities
    Authority, Capital Financing
    Program (RB) (AMBAC)
    (A) (B) Series M
      2.900%               12/01/20       $2,000      $ 2,000
  Scranton-Lackawanna
    Health & Welfare Authority,
    University of Scranton (RB)
    (A) (B) (C)
      3.250%               11/01/01        1,560        1,560
  Springfield Township
    (TRAN)
      4.550%               12/31/01        1,000        1,001
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series A
      3.000%               09/15/24        2,000        2,000
  Washington County Leasing
    Authority, Higher Education
    Pooled Equipment Leasing
    Program (RB) (A) (B) (C)
      3.100%               11/01/05        1,230        1,230
  York County Industrial
    Development Authority,
    New Edgcomb Corporate
    Project (RB) (A) (B) (C)
      3.000%               07/01/09        4,865        4,865
  York County Industrial
    Development Authority,
    Public Service Electric & Gas
    (RB) (MBIA) (A) (B)
    Series A
      2.850%               09/01/20          800          800
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $160,106)                                    160,106
                                                     --------
CASH EQUIVALENTS -- 1.3%
  Blackrock Funds Pennsylvania Municipal
    Money Market Portfolio               600,000          600
  Federated Pennsylvania
    Cash Trust                         1,619,160        1,619
                                                    ---------
TOTAL CASH EQUIVALENTS
   (COST $2,219)                                        2,219
                                                    ---------
TOTAL INVESTMENTS -- 99.5%
   (COST $162,325)*                                   162,325
                                                    =========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.5%                                            758
                                                    ---------



                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                                                   ----------
                                                     VALUE
                                                     (000)
                                                   ----------


NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   99,706,625 outstanding shares
   of beneficial interest                           $ 99,706
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 63,385,542 outstanding shares
   of beneficial interest                             63,386
  Undistributed net investment income                     44
  Accumulated net realized loss
   on investments                                        (53)
                                                    --------
TOTAL NET ASSETS -- 100.0%                          $163,083
                                                    ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $1.00
                                                    ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                    $1.00
                                                    ========


------------------------------------------------
  * ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2001.
(B) PUT & DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A
    MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TECP--TAX EXEMPT COMMERCIAL PAPER
TRAN--TAX AND REVENUE ANTICIPATION NOTE


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- 99.7%
ALABAMA -- 1.2%
  City of Montgomery,
    General Electric (TECP)
      2.750%               08/09/01      $10,000     $ 10,000
                                                     --------
ALASKA -- 2.4%
  Valdez Marine Terminal Authority,
    Arco Transportation Project
    (RB) (A) (B) Series B
      3.000%               05/01/31        6,000        6,000
  Valdez Marine Terminal Authority,
    Arco Transportation Project
    (TECP) (A) (B) Series C
      3.150%               06/11/01       14,100       14,100
                                                     --------
                                                       20,100
                                                     --------
ARIZONA -- 2.6%
  Salt River Agricultural
    Improvement & Power
    District (TECP)
      3.350%               06/07/01        5,600        5,600
      3.200%               06/29/01        6,000        6,000
      3.250%               07/24/01        5,000        5,000
      3.150%               07/26/01        5,000        5,000
                                                     --------
                                                       21,600
                                                     --------
COLORADO -- 1.0%
  Westminster Industrial
    Development Authority,
    Ball Corporation Project
    (RB) (A) (B) (C)
      3.050%               06/01/05        8,000        8,000
                                                     --------
DELAWARE -- 0.4%
  University of Delaware (TECP)
      3.200%               09/15/01        3,000        3,000
                                                     --------
DISTRICT OF COLUMBIA -- 0.4%
  District of Columbia, George
    Washington University
    (RB) (MBIA) (A) (B) Series B
      2.900%               09/15/29        3,000        3,000
                                                     --------
FLORIDA -- 0.5%
  Gainesville Utilities System
    (TECP) Series C
      3.200%               06/13/01        3,853        3,853
                                                     --------
GEORGIA -- 5.9%
  Burke County Pollution Control
    Authority, Oglethorpe Power
    Vogtle Project (TECP)
      2.800%               08/08/01        2,500        2,500
  Burke County Pollution Control
    Authority, Voglethorpe
    Power Plant Project (RB)
    (AMBAC) (A) (B)
      3.100%               01/01/21        3,000        3,000

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
GEORGIA -- CONTINUED
  Cobb County Industrial
    Development Authority,
    Whitefield Academy
    Project (RB) (A) (B) (C)
      3.050%               07/01/25       $6,000      $ 6,000
  Gainesville Redevelopment
    Authority, Riverside
    Military Project (RB)
    (A) (B) (C)
      3.050%               12/01/25        5,000        5,000
  Monroe County Pollution
    Control Authority, Oglethorpe
    Power Project (RB) (AMBAC)
    (A) (B)
      3.100%               01/01/21        6,265        6,265
  Monroe County Pollution
    Control Authority, Oglethorpe
    Power Project (RB) (AMBAC)
    (A) (B) Series A
      3.100%               01/01/20        2,925        2,925
  Municipal Electric Authority
    of Georgia (TECP) Series A
      3.050%               08/01/01        6,835        6,835
  Municipal Electric Authority
    of Georgia (TECP) Series B
      3.150%               07/20/01        6,100        6,100
  Municipal Electric Authority
    of Georgia, Project One (RB)
    (MBIA) (A) (B) (C)
    Series 2000 C
      2.850%               01/01/20       10,000       10,000
                                                      -------
                                                       48,625
                                                      -------
ILLINOIS -- 11.6%
  Fox Valley Park District
    (GO) Series C
      4.625%               12/15/01        2,225        2,231
  Illinois State Development
    Finance Authority, Jewish
    Federation Project (RB)
    (AMBAC) (A) (B)
      2.950%               09/01/24        1,730        1,730
  Illinois State Development
    Finance Authority, Loyola
    Academy (RB) (A) (B) (C)
    Series A
      3.000%               10/01/27        5,000        5,000
  Illinois State Educational
    Facilities Authority, Cultural
    Pooled Financing Program,
    Blackburn University
    (RB) (A) (B) (C)
      3.100%               07/01/29        7,700        7,700
  Illinois State Educational
    Facilities Authority, Institute
    of Technology
    (RB) (A) (B) (C)
      3.000%               12/01/30        4,000        4,000


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                             ARMADA TAX EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State Educational
    Facilities Authority, Lake
    Forest Open Lands Project
    (RB) (A) (B) (C)
      3.000%               08/01/33      $10,000     $ 10,000
  Illinois State Educational
    Facilities Authority, Museum
    of Natural History
    (RB) (A) (B) (C)
      3.050%               11/01/34       12,000       12,000
  Illinois State Educational
    Facilities Authority, National
    Louis University (RB)
    (A) (B) (C) Series B
      3.050%               06/01/29        3,000        3,000
  Illinois State Educational
    Facilities Authority,
    Northwestern University
    (RB) (A) (B)
      3.050%               03/01/28        8,736        8,736
  Illinois State Educational
    Facilities Authority, University
    Pooled Financing Program (RB)
    (FGIC) (A) (B)
      3.000%               12/01/05        6,500        6,500
  Illinois State Health Facilities
    Authority, Northwestern
    Memorial Hospital
    (RB) (A) (B)
      3.050%               08/15/25        7,600        7,600
  Illinois State Health Facilities
    Authority, Resurrection Health
    Systems (RB) (FSA) (A) (B)
    Series B
      3.000%               05/15/29        3,700        3,700
  Illinois State Health Facilities
    Authority, Southern Illinois
    Health Care (RB) (A) (B) (C)
      3.100%               03/01/31        8,500        8,500
  Illinois State Trust Receipts (GO)
    (FGIC) (A) (B) (D)
    Series 133
      3.050%               10/01/07        4,990        4,990
  Naperville, Dupage Children's
    Museum (RB) (A) (B) (C)
    Series 2000
      3.050%               06/01/30        9,000        9,000
                                                      -------
                                                       94,687
                                                      -------
INDIANA -- 3.9%
  Evansville Economic
    Development Authority,
    Ball Corporation Project
    (RB) (A) (B) (C)
      3.050%               12/01/08        2,500        2,500

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Indiana State Development
    Finance Authority,
    Educational Facilities,
    Indiana Historical Society
    (RB) (A) (B) (C)
      3.050%               08/01/31       $3,400      $ 3,400
  Indiana State Educational
    Facilities Authority, University
    of Indianapolis (RB)
    (A) (B) (C)
      3.150%               10/01/30        3,000        3,000
  Indiana State Health
    Facilities Financing Authority,
    Capital Access Program
    (RB) (A) (B) (C)
      3.150%               08/01/06        5,700        5,700
      3.150%               01/01/12        5,325        5,325
      3.150%               04/01/13        2,100        2,100
  Sullivan, Hoosier Energy
    Rural Electric Cooperative
    (TECP)
      2.850%               06/05/01        4,700        4,700
      3.200%               06/28/01        3,900        3,900
      2.800%               08/08/01        1,300        1,300
                                                      -------
                                                       31,925
                                                      -------
KANSAS -- 1.0%
  City of Burlington (TECP)
      2.700%               09/07/01        8,300        8,300
                                                      -------
LOUISIANA -- 0.4%
  Plaquemines Port Facilities
    Authority, International
    Marine Terminal Project
    (TECP) Series B
      3.200%               03/15/02        3,000        3,000
                                                      -------
MICHIGAN -- 6.8%
  Clarkston Community
    Schools (AN)
      4.800%               08/21/01        5,000        5,004
  Detroit Sewer Disposal
    Authority (RB) (MBIA)
    (A) (B) Series A
      2.950%               07/01/23        8,000        8,000
  Hartland School District
    Authority (AN)
      5.375%               08/24/01        5,400        5,411
  Holt Public School District
    (GO) (A) (B) Series B
      2.850%               05/01/30        3,000        3,000
  Jackson County Economic
    Development Authority,
    Sealed Power Project
    (RB) (A) (B) (C)
      3.550%               10/01/19        2,000        2,000


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------


MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Building
    Authority (TECP)
    Series 2000
      3.400%               06/12/01       $4,000      $ 4,000
      3.350%               06/13/01        5,000        5,000
      3.400%               06/19/01        5,000        5,000
  Michigan State Strategic
    Pollution Control Authority,
    Consumers Power Project
    (RB) (AMBAC) (A) (B)
      3.100%               04/15/18        7,000        7,000
  Milan Area Schools (GO)
    (A) (B) (C) Series B
      2.950%               05/01/30        5,000        5,000
  Royal Oak Hospital Finance
    Authority, William
    Beaumont Hospital,
    Prerefunded 08/28/01 @ 100
    (RB) (A) (E) Series J
      3.100%               08/28/01        4,400        4,400
  Swartz Creek Community
    Schools (AN)
      3.500%               05/08/02        1,700        1,708
                                                      -------
                                                       55,523
                                                      -------
MINNESOTA -- 0.8%
  Olmstead County, Human
    Services Campus
    Infrastructure Project
    (COP) (A) (B) (C)
      2.950%               08/01/05        6,195        6,195
                                                      -------
MISSISSIPPI -- 0.5%
  Jackson County Water
    System, Chevron (GO)
      3.150%               08/01/01        4,400        4,400
                                                      -------
MISSOURI -- 2.3%
  Kansas City Industrial
    Development Authority,
    Research Health Services
    System (RB) (MBIA) (A) (B)
      3.250%               04/15/15        1,000        1,000
      3.250%               10/15/15        1,000        1,000
  Missouri State Health &
    Educational Facilities
    Authority, Stowers Institute
    for Medical Research
    (RB) (MBIA) (A) (B)
      2.950%               07/01/35        5,000        5,000
  Missouri State Health &
    Educational Facilities
    Authority, Washington
    University (RB) (A) (B)
      2.900%               09/01/09        4,400        4,400

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
MISSOURI -- CONTINUED
  Missouri State Health &
    Educational Facilities
    Authority, Washington
    University (RB) (A) (B)
    Series C
      3.050%               09/01/30       $2,200      $ 2,200
      3.050%               03/01/40        5,200        5,200
                                                      -------
                                                       18,800
                                                      -------
NEVADA -- 2.5%
  Clark County School District
    (GO) (FSA) (A) (B)
    Series 2001A
      3.000%               06/15/01        2,900        2,900
  Las Vegas Valley Water
    District (TECP)
      3.150%               07/16/01        8,000        8,000
      2.700%               07/30/01        9,300        9,300
                                                      -------
                                                       20,200
                                                      -------
NORTH CAROLINA -- 7.7%
  Guilford County (GO)
    (A) (B) Series C
      3.000%               10/01/18        6,900        6,900
      3.000%               10/01/19        8,000        8,000
  North Carolina State,
    Medical Care Commission,
    Pooled Financing Program
    (RB) (A) (B) (C)
    Series A
      3.150%               10/01/16       17,415       17,415
  North Carolina State,
    Medical Care Commission,
    The Givens Estates Project
    (RB) (A) (B) (C)
      3.150%               12/01/26        3,800        3,800
  Raleigh Durham Airport
    Authority, American
    Airlines Project (RB)
    (A) (B) (C) Series A
      3.100%               11/01/15        2,500        2,500
  University of North Carolina,
    Centennial Campus Project
    (RB) (FSA) (A) (B)
    Series A
      3.000%               12/15/19       10,500       10,500
  University of North Carolina,
    Chapel Hill Hospital
    (RB) (A) (B) Series B
      3.100%               02/15/31        1,900        1,900
  Winston-Salem, Municipal
    Leasing (COP) (A) (B)
      2.950%               07/01/03        7,500        7,500
      2.950%               07/01/05        5,000        5,000
                                                      -------
                                                       63,515
                                                      -------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                             ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- 13.7%
  Allen County (BAN)
      4.650%               09/12/01       $5,165      $ 5,169
  Columbus (GO) (A) (B) Series 1
      2.950%               06/01/16        1,200        1,200
      2.850%               12/01/17        8,400        8,400
  Columbus Sewer & Water
    Improvement Authority
    (RB) (A) (B)
      2.950%               06/01/11        8,000        8,000
  Coshocton County Hospital
    Facilities Authority, Memorial
    Hospital (RB) (A) (B) (C)
      3.000%               03/01/19        1,300        1,300
  Cuyahoga County (BAN)
      4.750%               07/27/01        5,560        5,563
  Dublin City School
    District (BAN)
      3.215%               12/12/01        4,200        4,208
  Euclid City School
    District (BAN)
      5.125%               06/14/01        2,060        2,060
  Franklin County, Trinity
    Health Credit Group
    (RB) (A) (B) Series F
      3.000%               12/01/30        5,000        5,000
  Garfield Heights City
    School District (BAN)
      3.490%               03/11/02        5,000        5,014
  Highland County (BAN)
      4.770%               07/20/01        5,000        5,001
  Kent State University,
    General Receipts (RB)
    (MBIA) (A) (B)
      3.050%               05/01/31        2,135        2,135
  Lakota Local School
    District (BAN)
      4.550%               07/18/01        2,500        2,502
  Lorain County (BAN)
      4.750%               09/14/01        4,545        4,548
  Mahoning County Hospital
    Facilities Authority, Forum
    Health Obligation Group
    (RB) (MBIA) (A) (B) Series B
      3.020%               12/01/28        2,600        2,600
  Mentor (BAN)
      4.650%               07/19/01        4,425        4,426
  Middleburg Heights Hospital
    Improvement Authority,
    Southwest General
    Hospital, Prerefunded
    08/15/01 @ 102 (RB)
      7.200%               08/15/01        7,000        7,179
  Muskingum County (BAN)
      5.150%               06/01/01        2,650        2,650

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Northeast Regional
    Sewer District Authority,
    Prerefunded 11/15/01
    @ 101 (RB) (AMBAC)
      6.500%               11/15/01       $3,000     $  3,075
  Ohio State Air Quality
    Pollution Control Development
    Authority, Ohio Edison
    (RB) (A) (B) (C) Series C
      3.100%               06/01/23        1,000        1,000
  Ohio State Higher
    Educational Facilities
    Authority, Case Western
    Reserve University (TECP)
      3.000%               08/16/01        3,000        3,000
  Ohio State Higher
    Educational Facilities
    Authority, Xavier University
    (RB) (A) (B) (C) Series B
      3.000%               11/01/30        5,000        5,000
  Ohio State University
    General Receipts (RB)
    (A) (B) Series B
      2.750%               12/01/14          900          900
  Ohio State Water
    Development Authority,
    Timken Company (RB) (A) (B)
      2.950%               11/01/25        2,000        2,000
  Ohio State Water Pollution
    Control Development Authority,
    Cleveland Electric
    Illuminating (RB)
    (A) (B) (C) Series B
      3.000%               08/01/20        3,700        3,700
  Orange City School
    District (BAN)
      4.600%               07/19/01        2,750        2,751
  Scioto County Hospital
    Facilities Authority, VHA
    Central Capital Asset Financing
    Program (RB) (AMBAC)
    (A) (B) Series B
      2.970%               12/01/25        2,925        2,925
  Scioto County Hospital
    Facilities Authority, VHA
    Central Capital Asset Financing
    Program (RB) (AMBAC)
    (A) (B) Series F
      2.970%               12/01/25        2,180        2,180
  Wadsworth City School
    District (BAN)
      3.960%               08/06/01        4,000        4,003
  Wayne County (BAN)
      4.300%               12/28/01        4,500        4,502
                                                     --------
                                                      111,991
                                                     --------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------


MUNICIPAL BONDS -- CONTINUED
OKLAHOMA -- 0.6%
  Oklahoma State Water
    Resource Recovery (TECP)
      3.450%               09/04/01       $5,000      $ 5,000
                                                      -------
PENNSYLVANIA -- 7.3%
  Allegheny County Industrial
    Development Authority,
    Environmental Improvement,
    USX Corporation (RB)
    (A) (B) (C)
      2.950%               12/01/32        5,000        5,000
  Berks County Industrial
    Development Authority,
    Kutztown Resource
    Recovery Management
    Project (RB) (A) (B) (C)
      3.050%               12/01/30        2,425        2,425
  Delaware County Industrial
    Development Authority,
    Scott Paper Company (RB)
    (A) (B) Series A
      3.000%               12/01/18        2,200        2,200
  Delaware County Industrial
    Development Authority,
    UPS Project (RB) (A) (B)
      3.100%               12/01/15        3,000        3,000
  Emmaus General Authority
    (RB) (A) (B) (C)
      3.000%               03/01/24        2,000        2,000
  Emmaus General Authority
    (RB) (FSA) (A) (B)
      2.950%               12/01/28       12,000       12,000
  Geisinger Health System
    Authority, Geisinger Health
    System Foundation
    (RB) (A) (B)
      3.000%               08/01/28        6,000        6,000
  Harrisburg Authority (RB)
    (A) (B) (C) Series 2001
      3.030%               03/01/34        2,000        2,000
  Lehigh County General
    Purpose Authority, Lehigh
    Valley Hospital (RB)
    (AMBAC) (A) (B) Series A
      3.150%               07/01/28        4,500        4,500
  Philadelphia Industrial
    Development Authority,
    Fox Chase Cancer Center
    (RB) (A) (B) (C)
      3.050%               07/01/25        6,500        6,500
  Quakertown Hospital Facilities
    Authority, Group Pooled
    Financing Program (RB)
    (A) (B) (C)
      2.950%               07/01/05        4,000        4,000

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facilities
    Authority, Capital
    Financing Program
    (RB) (AMBAC) (A) (B)
    Series M
      2.900%               12/01/20       $2,000      $ 2,000
  Sayre Health Care Facilities
    Authority, VHA Capital
    Financing Program (RB)
    (AMBAC) (A) (B)
    Series A
      2.900%               12/01/20        3,100        3,100
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series A
      3.000%               09/15/24        2,000        2,000
  York County Industrial
    Development Authority,
    Public Service Electric &
    Gas Company (RB) (MBIA)
    (A) (B) Series A
      2.850%               09/01/20        3,500        3,500
                                                      -------
                                                       60,225
                                                      -------
SOUTH CAROLINA -- 2.3%
  Charleston County School
    District (BAN)
      3.500%               10/01/01        5,000        5,005
  South Carolina Educational
    Facilities Authority, Anderson
    College (RB) (A) (B) (C)
    Series 1998 A
      3.000%               10/01/14        2,130        2,130
  South Carolina Public Service
    (TECP)
      3.000%               07/19/01        5,000        5,000
      3.100%               08/14/01        6,900        6,900
                                                      -------
                                                       19,035
                                                      -------
TENNESSEE -- 1.9%
  Blount County Health,
    Educational & Housing
    Facilities Authority,
    Presbyterian Homes
    Project (RB) (A) (B) (C)
      3.050%               01/01/19        6,000        6,000
  Shelby County (GO)
    (A) (B) Series A
      2.950%               03/01/11        3,000        3,000
  Tennessee State (GO)
      3.100%               06/14/01        1,200        1,200
      3.000%               08/16/01        5,000        5,000
                                                      -------
                                                       15,200
                                                      -------



                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                             ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
TEXAS -- 9.6%
  Brownsville Utilities System
    Authority (RB) (MBIA)
    (A) (B) Series A
      2.950%               09/01/25      $13,300     $ 13,300
  Fort Worth (TECP)
      3.100%               06/14/01        6,000        6,000
      2.700%               07/31/01        4,000        4,000
      2.600%               08/23/01        4,000        4,000
      2.700%               08/27/01        4,000        4,000
  Harris County (TECP)
    Series B
      3.100%               08/13/01        5,410        5,410
  Harris County (TECP)
    Series C
      3.200%               06/12/01        8,200        8,200
  Houston (TECP)
    Series 1999 A
      2.900%               07/11/01        5,000        5,000
      2.700%               10/11/01       10,000       10,000
  Houston (TECP)
    Series 1999 C
      2.800%               08/07/01        5,000        5,000
  Parrish of St. James Pollution
    Control Authority, Texaco
    Project (TECP)
    Series 1988 A
      2.950%               11/09/01        3,000        3,000
  San Antonio Health
    Facilities Authority,
    CTRC Clinical Foundation
    Project (RB) (A) (B) (C)
      3.000%               06/01/20        4,600        4,600
  University of Texas (TECP)
     Series A
      4.150%               06/06/01        4,000        4,000
  University of Texas, Revenue
    Refunding Bonds (RB)
    (A) (B) Series 2001 A
      2.950%               08/15/13        2,500        2,500
                                                     --------
                                                       79,010
                                                     --------
UTAH -- 2.4%
  Eagle Mountain Gas &
    Electric Authority
    (RB) (A) (B) (C)
      3.000%               12/01/25        1,600        1,600
  Intermountain Power
    Agency (TECP)
      3.250%               06/01/01        4,700        4,700
      2.850%               06/08/01        3,300        3,300
      3.150%               07/12/01        7,100        7,100
  University of Utah, Auxiliary &
    Campus Facilities (RB)
    (A) (B) Series A
      3.000%               04/01/27        3,050        3,050
                                                     --------
                                                       19,750
                                                     --------
MUNICIPAL BONDS -- CONTINUED
VIRGINIA -- 2.4%
  Alexandria Redevelopment
    & Housing Authority,
    Residential Care Facilities,
    Goodwin House Project (RB)
    (A) (B) (C) Series B
      3.150%               10/01/06       $4,355     $  4,355
  Chesterfield County (GO)
      4.750%               01/15/02        1,250        1,261
  Hampton Hospital Facilities
    Authority, Sentara Health
    System (TECP) Series 1997 B
      2.850%               06/08/01        5,200        5,200
  Norfolk Pooled Financing
    Program, Sentara Health
    System (TECP)
      4.150%               06/20/01        5,000        5,000
  Roanoke Industrial
    Development Authority,
    Carilion Health System
    (RB) (A) (B) Series B
      3.150%               07/01/27        3,900        3,900
                                                     --------
                                                       19,716
                                                     --------
WASHINGTON -- 2.2%
  Chelan County Public
    Utility District Authority,
    Chelan Hydro Project (RB)
    (MBIA) (A) (B) Series A
      3.050%               06/01/15        4,065        4,065
  Port of Seattle (TECP)
    Series A
      2.950%               09/10/01        5,495        5,495
  Washington State Health
    Care Facilities Authority,
    Fred Hutchinson Cancer
    Center (RB) (A) (B) (C)
    Series A
      3.250%               01/01/18        2,200        2,200
      3.250%               01/01/29        1,300        1,300
  Washington State Health
    Care Facilities Authority,
    National Health Care
    Research & Education
    (RB) (A) (B) (C)
      2.950%               01/01/32        5,000        5,000
                                                     --------
                                                       18,060
                                                     --------
WISCONSIN -- 5.0%
  Boyceville Community
    School District (BAN)
      6.000%               06/15/01        3,575        3,576
  Carlton Pollution Control
    Authority, Wisconsin Power
    & Light Project (RB)
     (A) (B)  Series B
      3.050%               09/01/05        3,200        3,200
  Milwaukee County (GO)
    Series A
      4.000%               10/01/01        1,345        1,348


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                     NUMBER OF         VALUE
                          MATURITY    SHARES           (000)
                          --------------------------------------

MUNICIPAL BONDS -- CONTINUED
WISCONSIN -- CONTINUED
  Oak Creek Pollution Control
    Authority, Wisconsin Electric
    Power (RB) (A) (B)
      3.200%               08/01/16       $3,100     $  3,100
  Oshkosh Area School
    District (TRAN)
      4.650%               08/22/01        6,500        6,505
  Wisconsin State (TECP)
      3.300%               07/10/01        7,027        7,027
      3.150%               07/11/01        6,850        6,850
  Wisconsin State Health &
    Educational Facilities
    Authority, Gundersen
    Lutheran Project (RB)
    (FSA) (A) (B) Series A
      3.100%               12/01/15        3,000        3,000
  Wisconsin State, Transportation
    (TECP)
      3.350%               07/23/01        6,017        6,017
                                                     --------
                                                       40,623
                                                     --------
MULTI-STATE -- 0.4%
  ABN Amro Munitops Certificates,
    Trust Authority (RB)(A) (B) (C)
    Series 2000-13
      4.350%               07/25/01        3,000        3,000
                                                     --------
Total Municipal Bonds
   (Cost $816,333)                                    816,333
                                                     --------
CASH EQUIVALENTS -- 0.4%
  Federated Tax-Free Money
    Market Fund                        1,100,000        1,100
  Goldman Sachs Financial
    Square Tax-Exempt Money
    Market Fund                        2,675,311        2,675
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $3,775)                                        3,775
                                                     --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $820,108)*                                   820,108
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                       (1,180)
                                                     --------

                                                     ----------
                                                       VALUE
                                                       (000)
                                                     ----------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   566,025,608 outstanding shares
   of beneficial interest                            $566,028
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 252,968,153 outstanding shares
   of beneficial interest                             252,973
  Distributions in excess of net
   investment income                                      (48)
  Accumulated net realized loss
   on investments                                         (25)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $818,928
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========


------------------------------------------------
  * ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2001.
(B) PUT & DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET ASSETS
    IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT
    OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR
    OTHER "ACCREDITED INVESTORS".
(E) SECURITY HAS A DEMAND FEATURE AND IS PREREFUNDED, THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE PREREFUNDED DATE.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AN--ANTICIPATION NOTE
BAN--BOND ANTICIPATION NOTE
COP--CERTIFICATE OF PARTICIPATION
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TECP--TAX EXEMPT COMMERCIAL PAPER
TRAN--TAX AND REVENUE ANTICIPATION NOTE
VHA--VETERANS HOSPITAL ADMINISTRATION


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                               ARMADA TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                    MAY 31, 2001

                          --------------------------------------
                                       NUMBER OF          VALUE
                          MATURITY SHARES/PAR (000)       (000)
                          --------------------------------------

U.S. TREASURY OBLIGATIONS -- 94.7%
U.S. TREASURY BILLS+ -- 78.3%
      4.044%               06/07/01      $27,000     $ 26,982
      4.553%               06/14/01       15,000       14,975
      3.713%               06/15/01       20,000       19,971
      4.578%               06/21/01       15,000       14,962
      4.480%               06/28/01       35,000       34,884
      3.547%               07/05/01       25,000       24,916
      3.540%               07/12/01       20,000       19,920
      3.622%               07/19/01       20,000       19,904
      3.954%               07/26/01       65,000       64,612
      3.791%               08/02/01        5,000        4,968
      3.706%               08/09/01       10,000        9,930
      3.699%               08/16/01       25,000       24,807
      3.716%               08/23/01       30,000       29,746
      3.678%               08/30/01       20,000       19,818
      3.606%               09/06/01        5,000        4,952
                                                     --------
                                                      335,347
                                                     --------
U.S. TREASURY NOTES -- 16.4%
      6.625%               06/30/01       10,000       10,017
      5.500%               08/31/01       40,000       40,124
      5.625%               09/30/01        5,000        5,025
      5.875%               10/31/01       10,000       10,082
      5.875%               11/30/01        5,000        5,053
                                                     --------
                                                       70,301
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $405,648)                                    405,648
                                                     --------
CASH EQUIVALENTS -- 5.5%
  Federated U.S. Treasury Cash Reserve
    Money Market Fund                 12,157,029       12,157
  Goldman Sachs Financial Square Treasury
    Money Market Fund                 11,131,270       11,131
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $23,288)                                      23,288
                                                     --------
TOTAL INVESTMENTS -- 100.2%
   (Cost $428,936)*                                   428,936
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                         (733)
                                                     --------


                                                    -----------
                                                       VALUE
                                                       (000)
                                                    -----------
NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 365,563,707 outstanding shares
   of beneficial interest                            $365,558
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 62,588,993 outstanding shares
   of beneficial interest                              62,590
  Undistributed net investment income                      55
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $428,203
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========


------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

MAY 31, 2001

                          --------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          --------------------------------------

U.S. TREASURY OBLIGATIONS -- 22.0%
U.S. TREASURY BILLS+ -- 4.8%
      3.956%               06/14/01      $10,000     $  9,986
      4.879%               08/16/01        1,000          990
                                                     --------
                                                       10,976
                                                     --------
U.S. TREASURY NOTES -- 17.2%
      5.500%               07/31/01        7,500        7,493
      5.500%               08/31/01        4,000        4,007
      5.875%               10/31/01       10,000       10,088
      5.875%               11/30/01        5,000        5,053
      6.375%               01/31/02        2,000        2,032
      6.250%               01/31/02       11,000       11,159
                                                     --------
                                                       39,832
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $50,808)                                      50,808
                                                     --------
REPURCHASE AGREEMENTS -- 75.1%
  Banc of America
    3.950% (dated 05/31/01, matures
    06/01/01, repurchase price
    10,001,097, collateralized by
    U.S. Treasury obligation:
    total market value $10,280,270)       10,000       10,000
  Credit Suisse First Boston
   4.030% (dated 05/31/01, matures
   06/01/01, repurchase price
   $56,006,269, collateralized by
   various government obligations:
    total market value $57,121,887)       56,000       56,000
  Goldman Sachs
   4.010% (dated 05/31/01, matures
   06/01/01, repurchase price
   $10,501,170, collateralized by
   U.S. Treasury obligation:
   total market value $10,710,643)        10,500       10,500
  Greenwich Capital
   4.000% (dated 05/31/01, matures
   06/01/01, repurchase price
   $10,501,167, collateralized by
   various government obligations:
   total market value $10,711,343)        10,500       10,500
  JP Morgan Chase
   4.020% (dated 05/31/01, matures
   06/01/01, repurchase price
   $56,006,253, collateralized by
   U.S. Treasury obligation:
   total market value $57,122,051)        56,000       56,000
  Morgan Stanley Dean Witter
   3.980% (dated 05/31/01, matures
   06/01/01, repurchase price
   $10,375,147, collateralized by
   U.S. Treasury obligation:
   total market value $10,634,092)        10,374       10,374

                                   ----------------------------
                                      NUMBER OF         VALUE
                                   SHARES/PAR (000)     (000)
                                   ----------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Salomon Smith Barney
    3.850% (dated 05/29/01, matures
    06/05/01, repurchase price
    $10,007,486, collateralized by
    U.S. Treasury obligation:
    total market value $10,313,087)      $10,000     $ 10,000
  UBS Warburg
    4.020% (dated 05/31/01, matures
    06/01/01, repurchase price
    $10,501,173, collateralized by
    U.S. Treasury obligation:
    total market value $10,710,356)       10,500       10,500
                                                     --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $173,874)                                    173,874
                                                     --------
CASH EQUIVALENTS -- 3.0%
  Federated Treasury Obligation
    Money Market Fund                  4,660,737        4,661
  Goldman Sachs Financial Square
    Treasury Obligation Money
    Market Fund                        2,400,367        2,400
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $7,061)                                        7,061
                                                     --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $231,743)*                                   231,743
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                         (291)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 231,319,649 outstanding shares
   of beneficial interest                             231,320
  Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 134,392 outstanding shares
   of beneficial interest                                 135
  Distributions in excess of net
   investment income                                       (5)
  Accumulated net realized gain
   on investments                                           2
                                                     --------
  TOTAL NET ASSETS -- 100.0%                         $231,452
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========


------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD

                             See Accompanying Notes

                       THIS PAGE LEFT INTENTIONALLY BLANK

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED MAY 31, 2001

                                                                                                                        OHIO
                                                                       GOVERNMENT             MONEY MARKET            MUNICIPAL
                                                                    MONEY MARKET FUND             FUND            MONEY MARKET FUND
                                                                    -----------------         ------------        -----------------

INVESTMENT INCOME:
   Interest .......................................................      $115,485               $311,002               $8,118
                                                                         --------               --------               ------
EXPENSES:
   Investment Advisory fees .......................................         6,724                 17,648                  718
   Administration fees ............................................         1,345                  3,531                  144
   12b-1 fees .....................................................         1,935                  5,064                  206
   Transfer Agent fees ............................................            14                    147                   37
   Custodian fees .................................................            80                    334                   34
   Professional fees ..............................................            17                    191                   19
   Printing and shareholder reports ...............................             6                    101                   19
   Registration and filing fees ...................................             4                     65                    8
   Trustees' fees .................................................             7                     59                    3
   Miscellaneous ..................................................            --                     --                   18
   Shareholder servicing fees -- Class A, B and C Shares ..........         1,220                  3,864                   64
                                                                         --------               --------               ------
   Total expenses .................................................        11,352                 31,004                1,270
                                                                         --------               --------               ------
   Less:
   Waiver of Investment Advisory fees .............................        (1,921)                (5,045)                (411)
   Waiver of 12b-1 fees ...........................................        (1,031)                (2,705)                (110)
                                                                         --------               --------               ------
   Net expenses ...................................................         8,400                 23,254                  749
                                                                         --------               --------               ------
NET INVESTMENT INCOME .............................................       107,085                287,748                7,369
                                                                         --------               --------               ------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments sold ...................             2                 (8,234)*                 --
                                                                         --------               --------               ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......................................      $107,087               $279,514               $7,369
                                                                         ========               ========               ======

* See Note 7 in Notes to Financial Statements.



                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


                                                   PENNSYLVANIA
                                                    TAX EXEMPT           TAX EXEMPT            TREASURY          TREASURY PLUS
                                                 MONEY MARKET FUND    MONEY MARKET FUND    MONEY MARKET FUND   MONEY MARKET FUND
                                                 -----------------    -----------------    -----------------   -----------------

INVESTMENT INCOME:
   Interest ....................................      $6,607               $28,774             $24,182             $12,277
                                                     -------               -------             -------             -------
EXPENSES:
   Investment Advisory fees ....................         668                 2,580               1,281                 623
   Administration fees .........................         117                   516                 299                 150
   12b-1 fees ..................................         167                   739                 426                 193
   Transfer Agent fees .........................          42                    11                  54                  38
   Custodian fees ..............................          42                    68                  54                  33
   Professional fees ...........................          16                    12                  27                  13
   Printing and shareholder reports ............          18                    21                  43                  18
   Registration and filing fees ................           9                    --                  42                   4
   Trustees' fees ..............................           2                     6                   5                   3
   Miscellaneous ...............................           4                    --                  44                  13
   Shareholder servicing fees --
    Class A, B and C Shares ....................          87                   358                 130                   1
                                                     -------               -------             -------             -------
   Total expenses ..............................       1,172                 4,311               2,405               1,089
                                                     -------               -------             -------             -------
   Less:
   Waiver of Investment Advisory fees ..........        (417)               (1,474)               (213)                 --
   Waiver of 12b-1 fees ........................         (90)                 (395)               (229)               (112)
                                                     -------               -------             -------             -------
   Net expenses ................................         665                 2,442               1,963                 977
                                                     -------               -------             -------             -------
NET INVESTMENT INCOME ..........................       5,942                26,332              22,219              11,300
                                                     -------               -------             -------             -------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments sold          (40)                   --                 158                   2
                                                     -------               -------             -------             -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................      $5,902               $26,332             $22,377             $11,302
                                                     =======               =======             =======             =======





                             See Accompanying Notes

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                      GOVERNMENT
                                                                   MONEY MARKET FUND                      MONEY MARKET FUND
                                                             ------------------------------        ------------------------------
                                                                 FOR THE        FOR THE              FOR THE           FOR THE
                                                                   YEAR          YEAR                 YEAR              YEAR
                                                                   ENDED         ENDED                ENDED             ENDED
                                                                  MAY 31,        MAY 31,              MAY 31,           MAY 31,
                                                                   2001           2000                 2001              2000
                                                               -----------    -----------           -----------     ------------
INVESTMENT ACTIVITIES:
Net investment income .......................................  $   107,085    $    80,385          $    287,748      $   200,281
Net realized gain (loss) on investments sold ................            2             --                (8,234)               2
                                                               -----------    -----------           -----------     ------------
Net increase in net assets resulting from operations ........      107,087         80,385               279,514          200,283
                                                               -----------    -----------           -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I ..................................................      (75,241)       (51,826)             (183,844)        (120,489)
   Class A ..................................................      (32,402)       (28,620)             (103,843)         (79,661)
   Class B ..................................................           --             --                   (37)             (19)
   Class C ..................................................           --             --                    (3)              --
                                                               -----------    -----------           -----------     ------------
Total distributions .........................................     (107,643)       (80,446)             (287,727)        (200,169)
                                                               -----------    -----------           -----------     ------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I
   Proceeds from shares issued ..............................    3,432,080      4,363,306             6,099,391        7,545,167
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................      103,220             --               596,597               --
   Reinvestment of cash distributions .......................        1,956          2,087                 6,177            6,344
   Cost of shares redeemed ..................................   (2,927,117)    (4,512,497)           (5,696,470)      (7,343,190)
                                                               -----------    -----------           -----------     ------------
     Net Class I share transactions .........................      610,139       (147,104)            1,005,695          208,321
                                                               -----------    -----------           -----------     ------------
   Class A
   Proceeds from shares issued ..............................    1,483,262      1,208,638             5,436,619        5,325,371
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................          903             --                17,191               --
   Reinvestment of cash distributions .......................        5,283          4,994                58,186           46,786
   Cost of shares redeemed ..................................   (1,360,151)    (1,257,022)           (5,196,321)      (5,015,185)
                                                               -----------    -----------           -----------     ------------
     Net Class A share transactions .........................      129,297        (43,390)              315,675          356,972
                                                               -----------    -----------           -----------     ------------
   Class B
   Proceeds from shares issued ..............................           --             --                 1,631            2,987
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................           --             --                   262               --
   Reinvestment of cash distributions .......................           --             --                    36               17
   Cost of shares redeemed ..................................           --             --                (1,207)          (2,781)
                                                               -----------    -----------           -----------     ------------
     Net Class B share transactions .........................           --             --                   722              223
                                                               -----------    -----------           -----------     ------------
   Class C
   Proceeds from shares issued ..............................           --             --                   435               --
   Reinvestment of cash distributions .......................           --             --                     2               --
   Cost of shares redeemed ..................................           --             --                  (398)              --
                                                               -----------    -----------           -----------     ------------
     Net Class C share transactions .........................           --             --                    39               --
                                                               -----------    -----------           -----------     ------------
Increase (decrease) in net assets from share transactions ...      739,436       (190,494)            1,322,131          565,516
                                                               -----------    -----------           -----------     ------------
Total increase (decrease) in net assets .....................      738,880       (190,555)            1,313,918          565,630
                                                               -----------    -----------           -----------     ------------
NET ASSETS:
Beginning of period .........................................    1,469,519      1,660,074             4,060,140        3,494,510
                                                               -----------    -----------           -----------     ------------
End of period ...............................................  $ 2,208,399    $ 1,469,519           $ 5,374,058     $  4,060,140
                                                               ===========    ===========           ===========     ============


                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                      OHIO MUNICIPAL                  PENNSYLVANIA TAX EXEMPT
                                                                     MONEY MARKET FUND                   MONEY MARKET FUND
                                                               --------------------------           -------------------------
                                                                 FOR THE        FOR THE               FOR THE        FOR THE
                                                                   YEAR           YEAR                  YEAR           YEAR
                                                                   ENDED          ENDED                 ENDED         ENDED
                                                                  MAY 31,        MAY 31,               MAY 31,        MAY 31,
                                                                   2001           2000                  2001           2000
                                                               -----------    -----------           -----------    ----------
INVESTMENT ACTIVITIES:
Net investment income .......................................   $    7,369    $     5,126             $  5,942      $   4,252
Net realized gain (loss) on investments sold ................           --             --                  (40)            --
                                                                ----------    -----------             --------      ---------
Net increase in net assets resulting from operations ........        7,369          5,126                5,902          4,252
                                                                ----------    -----------             --------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I ..................................................       (5,882)        (4,220)              (3,897)        (2,656)
   Class A ..................................................       (1,486)          (887)              (2,002)        (1,612)
   Class B ..................................................           --             --                   --             --
   Class C ..................................................           --             --                   --             --
                                                                ----------    -----------             --------      ---------
Total distributions .........................................       (7,368)        (5,107)              (5,899)        (4,268)
                                                                ----------    -----------             --------      ---------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I
   Proceeds from shares issued ..............................      291,152        328,514              187,656        150,196
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................           --             --                   --             --
   Reinvestment of cash distributions .......................          214            272                   13             --
   Cost of shares redeemed ..................................     (243,904)      (298,669)            (182,258)      (133,109)
                                                                ----------    -----------             --------      ---------
     Net Class I share transactions .........................       47,462         30,117                5,411         17,087
                                                                ----------    -----------             --------      ---------
   Class A
   Proceeds from shares issued ..............................      125,004        103,902              191,249        190,270
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................           --             --                   --             --
   Reinvestment of cash distributions .......................        1,472            904                1,126            969
   Cost of shares redeemed ..................................     (107,164)       (86,370)            (186,946)      (187,106)
                                                                ----------    -----------             --------      ---------
     Net Class A share transactions .........................       19,312         18,436                5,429          4,133
                                                                ----------    -----------             --------      ---------
   Class B
   Proceeds from shares issued ..............................           --             --                   --             --
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................           --             --                   --             --
   Reinvestment of cash distributions .......................           --             --                   --             --
   Cost of shares redeemed ..................................           --             --                   --             --
                                                                ----------    -----------             --------      ---------
     Net Class B share transactions .........................           --             --                   --             --
                                                                ----------    -----------             --------      ---------
   Class C
   Proceeds from shares issued ..............................           --             --                   --             --
   Reinvestment of cash distributions .......................           --             --                   --             --
   Cost of shares redeemed ..................................           --             --                   --             --
                                                                ----------    -----------             --------      ---------
     Net Class C share transactions .........................           --             --                   --             --
                                                                ----------    -----------             --------      ---------
Increase (decrease) in net assets from share transactions ...       66,774         48,553               10,840         21,220
                                                                ----------    -----------             --------      ---------
Total increase (decrease) in net assets .....................       66,775         48,572               10,843         21,204
                                                                ----------    -----------             --------      ---------
NET ASSETS:
Beginning of period .........................................      158,933        110,361              152,240        131,036
                                                                ----------    -----------             --------      ---------
End of period ...............................................    $ 225,708    $   158,933             $163,083      $ 152,240
                                                                ==========    ===========             ========      =========



                                                                        TAX EXEMPT                            TREASURY
                                                                     MONEY MARKET FUND                    MONEY MARKET FUND
                                                                -------------------------            -------------------------
                                                                  FOR THE       FOR THE               FOR THE        FOR THE
                                                                   YEAR          YEAR                   YEAR           YEAR
                                                                   ENDED         ENDED                  ENDED          ENDED
                                                                  MAY 31,       MAY 31,                MAY 31,        MAY 31,
                                                                   2001          2000                   2001           2000
                                                                ----------    -----------            ----------    -----------
INVESTMENT ACTIVITIES:
Net investment income .......................................   $   26,332    $    19,017            $   22,219    $    19,758
Net realized gain (loss) on investments sold ................           --             --                   158             37
                                                                ----------    -----------            ----------    -----------
Net increase in net assets resulting from operations ........       26,332         19,017                22,377         19,795
                                                                ----------    -----------            ----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I ..................................................      (17,905)       (12,465)              (19,084)       (16,557)
   Class A ..................................................       (8,275)        (6,486)               (3,268)        (3,281)
   Class B ..................................................           --             --                    --             --
   Class C ..................................................           --             --                    --             --
                                                                ----------    -----------            ----------    -----------
Total distributions .........................................      (26,180)       (18,951)              (22,352)       (19,838)
                                                                ----------    -----------            ----------    -----------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I
   Proceeds from shares issued ..............................      908,846        902,935               848,960      1,509,998
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................       93,005             --                    --             --
   Reinvestment of cash distributions .......................          342            290                    25             79
   Cost of shares redeemed ..................................     (763,502)    (1,010,338)             (892,563)    (1,446,965)
                                                                ----------    -----------            ----------    -----------
     Net Class I share transactions .........................      238,691       (107,113)              (43,578)        63,112
                                                                ----------    -----------            ----------    -----------
   Class A
   Proceeds from shares issued ..............................    1,133,085        708,282               340,362        834,520
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................          361             --                    --             --
   Reinvestment of cash distributions .......................        6,779          5,987                   865            477
   Cost of shares redeemed ..................................   (1,106,893)      (685,116)             (358,353)      (838,296)
                                                                ----------    -----------            ----------    -----------
     Net Class A share transactions .........................       33,332         29,153               (17,126)        (3,299)
                                                                ----------    -----------            ----------    -----------
   Class B
   Proceeds from shares issued ..............................           --             --                    --             --
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8) .........................           --             --                    --             --
   Reinvestment of cash distributions .......................           --             --                    --             --
   Cost of shares redeemed ..................................           --             --                    --             --
                                                                ----------    -----------            ----------    -----------
     Net Class B share transactions .........................           --             --                    --             --
                                                                ----------    -----------            ----------    -----------
   Class C
   Proceeds from shares issued ..............................           --             --                    --             --
   Reinvestment of cash distributions .......................           --             --                    --             --
   Cost of shares redeemed ..................................           --             --                    --             --
                                                                ----------    -----------            ----------    -----------
     Net Class C share transactions .........................           --             --                    --             --
                                                                ----------    -----------            ----------    -----------
Increase (decrease) in net assets from share transactions ...      272,023        (77,960)              (60,704)        59,813
                                                                ----------    -----------            ----------    -----------
Total increase (decrease) in net assets .....................      272,175        (77,894)              (60,679)        59,770
                                                                ----------    -----------            ----------    -----------
NET ASSETS:
Beginning of period .........................................      546,753        624,647               488,882        429,112
                                                                ----------    -----------            ----------    -----------
End of period ...............................................   $  818,928    $   546,753            $  428,203    $   488,882
                                                                ==========    ===========            ==========    ===========




                             See Accompanying Notes

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                   TREASURY PLUS MONEY MARKET FUND
                                                                -------------------------------------
                                                                  FOR THE                 FOR THE
                                                                YEAR ENDED               YEAR ENDED
                                                                  MAY 31,                  MAY 31,
                                                                   2001                      2000
                                                                ------------------------------------

INVESTMENT ACTIVITIES:
Net investment income .......................................    $  11,300               $  12,230
Net realized gain on investments sold .......................            2                       2
                                                                 ---------               ---------
Net increase in net assets resulting from operations ........       11,302                  12,232
                                                                 ---------               ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I ..................................................      (11,267)                (11,930)
   Class A ..................................................          (43)                   (298)
                                                                 ---------               ---------
Total distributions .........................................      (11,310)                (12,228)
                                                                 ---------               ---------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I
   Proceeds from shares issued ..............................      856,122                 875,864
   Reinvestment of cash distributions .......................            8                      30
   Cost of shares redeemed ..................................     (852,250)               (917,995)
                                                                 ---------               ---------
     Net Class I share transactions .........................        3,880                 (42,101)
                                                                 ---------               ---------
   Class A
   Proceeds from shares issued ..............................          101                  65,615
   Reinvestment of cash distributions .......................           43                     154
   Cost of shares redeemed ..................................       (1,846)                (73,085)
                                                                 ---------               ---------
     Net Class A share transactions .........................       (1,702)                 (7,316)
                                                                 ---------               ---------
Increase (decrease) in net assets from share transactions ...        2,178                 (49,417)
                                                                 ---------               ---------
Total increase (decrease) in net assets .....................        2,170                 (49,413)
                                                                 ---------               ---------
NET ASSETS:
Beginning of period .........................................      229,282                 278,695
                                                                 ---------               ---------
End of period ...............................................    $ 231,452               $ 229,282
                                                                 =========               =========

                             See Accompanying Notes

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. FUND ORGANIZATION

   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is comprised of 31 funds, each of which is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. Class I shares are sold without a sales charge. Class A shares are sold subject to a front-end sales charge and Class B and Class C shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances. See the respective Funds' prospectus for additional information.

   The Trust currently has five Series that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY SERIES
   Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund (formerly Equity Income Fund), Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ASSET ALLOCATION SERIES
   Aggressive Allocation Fund, Balanced Allocation Fund, and Conservative Allocation Fund;

FIXED INCOME SERIES
   Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Strategic Income Bond Fund*, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND SERIES
   Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET SERIES
   Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

*AS OF THE DATE OF THIS ANNUAL REPORT, THE STRATEGIC INCOME BOND FUND HAD NOT
 COMMENCED OPERATIONS.

  The financial statements presented herein are those of the Money Market Series. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Series are not presented herein, but are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by the Money Market Series.

   SECURITY VALUATION:
We value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and premiums are amortized and recorded to interest income over the lives of the respective securities. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution and shareholder service expenses relating to a specific class are charged directly to that class.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from the net investment income are declared daily and paid no later than five business days after the end of the month. Any net realized capital gains will be distributed at least annually for all the Funds.

   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

   The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. On the Statement of Net Assets the following adjustments were made:

                          UNDISTRIBUTED    ACCUMULATED
                          NET INVESTMENT   NET REALIZED  PAID-IN
                             INCOME        GAIN (LOSS)   CAPITAL
FUND                          (000)           (000)       (000)
------                    --------------   ------------  -------
Money Market
   Fund ..................    $ --            $ (6)        $ 6
Tax Exempt Money
   Market Fund ...........      --              (3)          3
Treasury Money
   Market Fund ...........     195            (195)         --
Treasury Plus Money
   Market Fund ...........       2              (2)         --

   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

   ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

   Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds. At May 31, 2001, advisory fees accrued and unpaid amounted to:

                                            ANNUAL
                                             RATE       (000)
                                          ---------- ----------
Government Money Market Fund............     0.35%    $  491
Money Market Fund.......................     0.35%     1,127
Ohio Municipal Money Market Fund........     0.35%        28
Pennsylvania Tax Exempt Money
   Market Fund..........................     0.40%        21
Tax Exempt Money Market Fund............     0.35%        94
Treasury Money Market Fund..............     0.30%        90
Treasury Plus Money Market Fund.........     0.30%        60

   The Trust maintains Shareholder Services Plans (the "Services Plan") with respect to the Class A, Class B and Class C shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, or C shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, or C shares.

                                 ANNUAL    ANNUAL     ANNUAL
                                 RATE        RATE       RATE
                                CLASS A     CLASS B    CLASS C
                               ---------   --------- ----------
Government Money
   Market Fund................    0.25%       N/A        N/A
Money Market Fund.............    0.25%      0.25%      0.25%
Ohio Municipal Money
   Market Fund................    0.15%       N/A        N/A
Pennsylvania Tax Exempt
   Money Market Fund..........    0.15%       N/A        N/A
Tax Exempt
   Money Market Fund..........    0.15%       N/A        N/A
Treasury Money
   Market Fund................    0.25%       N/A        N/A
Treasury Plus
   Money Market Fund..........    0.25%       N/A        N/A

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

   National City Bank ("NCB") serves as the Funds' Custodian. Each fund reimburses NCB for its direct and indirect costs and expenses incurred in rendering custodial services.

   The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares and Class C Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B and Class C Shares.

   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund, another fund family managed by the Adviser. No person who is an officer, director, trustee, or employee of National City Investment Management Company, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

   Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.
   Expenses paid by the Trust for the year ended May 31, 2001, include legal fees of $485,651 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

    The Trust, SEI Investments Mutual Series Services ("SIMFS") and National City Bank ("NCB") are parties to a Co-Administration Agreement effective as of August 1, 2000 under which SIMFS and NCB provide administrative services in exchange for fees at the following annual rates based on the average daily net assets of all of the Trust's Funds:

                                         PORTION      PORTION
COMBINED AVERAGE         AGGREGATE      ALLOCATED    ALLOCATED
DAILY NET ASSETS       ANNUAL RATE      TO SIMFS      TO NCB
--------------------   -----------      --------     ---------
Up to $16 billion         0.070%         0.050%       0.020%
From $16 billion to
    $20 billion           0.070%         0.040%       0.030%
Over $20 billion          0.065%         0.035%       0.030%

4.  CAPITAL LOSS CARRYFORWARDS

   As of May 31, 2001, the following funds have capital loss carryforwards:

                                     AMOUNT        EXPIRATION
                                     (000)            DATE
                                   ----------     -------------
 Government Money
   Market Fund.................        $ 3           2006-08
 Money Market Fund.............          5           2005-07
 Pennsylvania Tax Exempt
   Money Market Fund...........         13           2004-07
 Tax Exempt Money
   Market Fund.................         25           2006-07

   Certain Funds incurred losses from November 1, 2000 to May 31, 2001. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending May 31, 2002. The Funds that elected to defer losses and the amounts deferred are as follows:

                                    (000)
                                 ----------
 Market Market Fund............    $ 8,238
 Pennsylvania Tax Exempt
   Money Market Fund...........         40

5.  MARKET AND CREDIT RISK

   Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

   The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At May 31, 2001, the percentage of portfolio investments by each revenue source was as follows:

                                                PENNSYLVANIA
                                OHIO MUNICIPAL   TAX EXEMPT
                                 MONEY MARKET   MONEY MARKET
                                    FUND           FUND
                                --------------  ------------
Revenue Bonds:
    Education ..................     14%            12%
     Hospital/Nursing
         Homes .................     31             16
    Housing ....................     --              4
    Industrial Development .....      9             12
    Pollution Control ..........      6              5
    Public Facilities ..........      2             --
    Transportation .............     --              3
    Utilities ..................      1              2
    Other ......................     17             29
General Obligations ............     16             11
Anticipation Notes .............      4              6
                                --------------  ------------
                                    100%           100%
6. LINE OF CREDIT

   Each Fund may borrow, an amount up to its prospectus defined limitations, from an $80 million committed line of credit available to the Armada Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. No fund had any borrowings during the year ended May 31, 2001.

7. CALIFORNIA UTILITIES

   On January 4, 2001, Standard & Poor's and Moody's credit rating agencies lowered their commercial paper ratings from A-1/P-1 to A-3/P-3 for Pacific Gas & Electric and Southern California Edison. The Adviser, in anticipation of the downgrades, sold certain commercial paper positions to eliminate the risk associated with these securities. The losses generated by selling the securities in the Armada Money Market Fund totaled $8,303,897 and did not affect the $1.00 net asset value.

8. PARKSTONE MERGER

   The Board of Trustees and shareholders of The Parkstone Group of Funds approved a reorganization of certain Parkstone Funds ("Reorganizing Funds") into similarly-managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization of the reorganizing funds took place at the close of business on June 9, 2000. The reorganization of the Parkstone Treasury Fund into the Armada Treasury Plus Money Market Fund occurred on June 16, 2000.

PARKSTONE REORGANIZING FUNDS                                     EXISTING ARMADA FUNDS
-------------------------------------------------------------------------------------------
U.S. Government Obligations                                      Government Money Market 1
Prime Obligations                                                Money Market1
Tax-Free                                                         Tax Exempt Money Market 1

PARKSTONE CONTINUING FUND                                        NEW ARMADA FUND
-------------------------------------------------------------------------------------------
Treasury 1                                                       Treasury Plus Money Market
-------------------------------------------------------------------------------------------
1 DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE
  FINANCIAL STATEMENTS AND PERFORMANCE HISTORY IN THE POST-REORGANIZATION FUNDS.


                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

   Under the Agreement and Plan of Reorganization the Parkstone Institutional Shares were exchanged for Armada I Shares, Parkstone Investor A Shares were exchanged for Armada A Shares and Parkstone Investor B Shares were exchanged for Armada B Shares.

   The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:

                                                                                             EXISTING                     PARKSTONE
EXISTING                           COMBINED NET ASSETS          PRIOR NET ASSETS        ARMADA FUND'S           REORGANIZING FUND'S
ARMADA FUNDS                        AS OF JUNE 9, 2000        AS OF JUNE 9, 2000        SHARES ISSUED               SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market                 $1,602,629,626            $1,498,506,371          104,089,889                   104,089,889
Money Market                             5,008,943,683             4,394,894,078          614,038,196                   614,038,196
Tax Exempt Money Market                    628,784,360               535,418,763           93,358,177                    93,358,177


                                                                                                  NEW                     PARKSTONE
NEW                                COMBINED NET ASSETS          PRIOR NET ASSETS        ARMADA FUND'S             CONTINUING FUND'S
ARMADA FUND                        AS OF JUNE 10, 2000       AS OF JUNE 10, 2000        SHARES ISSUED               SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market*               $233,032,281                       N/A          233,026,341                   233,026,341
------------------------------------------------------------------------------------------------------------------------------------
* ASSETS MOVED INTO THE TREASURY PLUS MONEY MARKET FUND ON JUNE 16, 2000.

   Included in the net assets from the Parkstone Funds were the following components:

                                                   UNDISTRIBUTED       ACCUMULATED       NET UNREALIZED
                                   PAID IN        NET INVESTMENT          REALIZED        APPRECIATION/
PARKSTONE FUNDS                    CAPITAL         INCOME (LOSS)       GAIN (LOSS)        DEPRECIATION             NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government
   Obligations                $104,125,202           $   --            $(1,947)               $--                $104,123,255
Prime Obligations              614,043,384               --              6,221                 --                 614,049,605
Tax-Free                        93,362,642               --              2,955                 --                  93,365,597
Treasury                       233,025,351            1,003              5,927                 --                 233,032,281
-----------------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ARMADA GROUP OF FUNDS

   We have audited the accompanying statements of net assets of the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and Armada Treasury Plus Money Market Fund (the "Funds") as of May 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. We have also audited the financial highlights for each of the periods indicated therein for the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and for each of the two years in the period ended May 31, 2001 for the Armada Treasury Plus Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through May 31, 1999 for the Armada Treasury Plus Money Market Fund were audited by other auditors whose report dated July 22, 1999 expressed an unqualified opinion on those financial highlights.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at May 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and for the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, the financial highlights for each of the periods indicated therein, and for the Armada Treasury Plus Money Market Fund, the financial highlights for each of the two years in the period ended May 31, 2001 in conformity with accounting principles generally accepted in the United States.

   /s/Ernst & Young LLP

Philadelphia, Pennsylvania
July 6, 2001

                                              NOTICE TO SHAREHOLDERS (UNAUDITED)

--------------------------------------------------------------------------------

     The information set forth below is for each fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2002. Please consult your tax advisor for proper treatment of this information

     For the fiscal year ended May 31, 2001, each Fund designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                                                 (A)               (B)              (C)             (D)               (E)
                                              LONG TERM         ORDINARY
                                            CAPITAL GAINS        INCOME         TAX EXEMPT         TOTA
                                            DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTION       QUALIFYING
FUND                                         (TAX BASIS)      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)      DIVIDENDS (1)
----                                      -------------------------------------------------------------------------------------
Government Money Market Fund                     0.00%          100.00%             0.00%          100.00%             0.00%
Money Market Fund                                0.00%          100.00%             0.00%          100.00%             0.00%
Ohio Municipal Money Market Fund                 0.00%            0.00%           100.00%          100.00%             0.00%
Pennsylvania Tax Exempt Money Market Fund        0.00%            0.00%           100.00%          100.00%             0.00%
Tax Exempt Money Market Fund                     0.00%            0.00%           100.00%          100.00%             0.00%
Treasury Money Market Fund                       0.00%          100.00%             0.00%          100.00%             0.00%
Treasury Plus Money Market Fund                  0.00%          100.00%             0.00%          100.00%             0.00%


Items (A), (B), (C) and (D) are based on a percentage of the Fund's total distribution.
Item (E) is based on a percentage of ordinary income distributions of the Fund
(1) Qualifying Dividends represent dividends which qualify for the corporate dividends received deduction.

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NOTES

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                                                                           NOTES

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NOTES

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BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
     Cold Metal Products, Inc.
     Commercial Metals Company
     Strategic Distribution, Inc.



HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.



JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.



 ROBERT J. FARLING
 Retired Chairman, President and Chief
     Executive Officer, Centerior Energy



RICHARD W. FURST
Garvice D. Kincaid Professor of
     Finance and Dean, Gatton College
     of Business and Economics,
     University of Kentucky
Director:
     Foam Design, Inc.
     The Seed Corporation
     Office Suites Plus, Inc.
     ihigh, Inc.



GERALD L. GHERLEIN
 Retired Executive Vice President and
     General Counsel, Eaton Corporation



J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company


The Armada Trustees also serve as the Trustees of The Armada
Advantage Fund.


                                                            [logo omitted]

ARMADA FUNDS [logo omitted]

One Freedom Valley Drive
Oaks, PA 19456



INVESTMENT ADVISER:


[NATIONAL CITY INVESTMENT MANAGEMENT COMPANY logo omitted]

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114

ARM-AR-002-0100